As filed with the Securities and Exchange Commission on September 29, 2000
                        Securities Act File No. 333-49831
                    Investment Company Act File No. 811-08745
________________________________________________________________________________

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                             ----------------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [X]

         Pre-Effective Amendment No. ___                                 [ ]
         Post-Effective Amendment No. 2                                  [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [X]

         Amendment No. 4                                                 [X]

                        (Check appropriate box or boxes.)


                              SCM INVESTMENT TRUST
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


      105 North Washington Street, P.O. Box 69, Rocky Mount, NC 27802-0069
    ------------------------------------------------------------------------
             (Address of Principal Executive Offices)           (Zip Code)


        Registrant's Telephone Number, including Area Code (252) 972-9922
                                                           --------------

                              C. Frank Watson, III
      105 North Washington Street, P.O. Box 69, Rocky Mount, NC 27802-0069
    ------------------------------------------------------------------------
                     (Name and Address of Agent for Service)


                                 With copies to:
                                 ---------------
                                 Jane A. Kanter
                                     Dechert
                              1775 Eye Street, N.W.
                            Washington, DC 20006-2401


Approximate Date of Proposed Public Offering:  As soon as practicable after the
                                               Effective Date of this Amendment
                                               --------------------------------

It is proposed that this filing will become effective: (check appropriate box)

     [X] immediately upon filing pursuant to paragraph (b);
     [ ] on ________ (date) pursuant to paragraph (b);
     [ ] 60 days after filing pursuant to paragraph (a)(1);
     [ ] on ________ (date) pursuant to paragraph (a)(1);
     [ ] 75 days after filing pursuant to paragraph (a)(2); or
     [ ] on ________ (date) pursuant to paragraph (a)(2) of rule 485.

                              SCM INVESTMENT TRUST

                       Contents of Registration Statement


This registration statement consists of the following papers and documents:

Cover Sheet
Contents of Registration Statement
SCM Strategic Growth Fund
    -Part A - Prospectus
    -Part B - Statement of Additional Information
Part C - Other Information and Signature Page
Exhibit Index
Exhibits

                                     PART A
                                     ======

CUSIP Number 809121106                                       NASDAQ Ticker SCMGX

________________________________________________________________________________

                            SCM STRATEGIC GROWTH FUND

                                 A series of the
                              SCM Investment Trust
________________________________________________________________________________

                                   PROSPECTUS

                               September 29, 2000




The SCM Strategic Growth Fund ("Fund") seeks long-term capital growth consisting of any combination of realized and unrealized capital appreciation. Current income will be of secondary importance.





                               Investment Advisor
                               ------------------

                        Shanklin Capital Management, Inc.
                         1420 Osborne Street, Suite B16
                            Humboldt, Tennessee 38343


                                 1-800-773-3863

                                www.scmfunds.com





The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency and are subject to investment risks including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank. You should read the prospectus carefully before you invest or send money.

                                TABLE OF CONTENTS


                                                                            Page
                                                                            ----

THE FUND.......................................................................2
--------
      Investment Objective.....................................................2
      Principal Investment Strategies..........................................2
      Principal Risks Of Investing In The Fund.................................4
      Performance Information..................................................6
      Fees And Expenses Of The Fund............................................7

MANAGEMENT OF THE FUND.........................................................8
----------------------
      The Investment Advisor...................................................8
      The Administrator........................................................9
      The Transfer Agent.......................................................9
      The Distributor..........................................................9

INVESTING IN THE FUND.........................................................10
---------------------
      Minimum Investment......................................................10
      Purchase And Redemption Price...........................................10
      Purchasing Shares.......................................................10
      Redeeming Your Shares...................................................12

OTHER IMPORTANT INVESTMENT INFORMATION........................................14
--------------------------------------
      Dividends, Distributions, And Taxes.....................................14
      Financial Highlights....................................................15
      Additional Information..........................................Back Cover

                                    THE FUND
                                    --------

INVESTMENT OBJECTIVE

The SCM Strategic Growth Fund ("Fund") seeks long-term capital growth consisting of any combination of realized and unrealized capital appreciation. Current income will be of secondary importance.


PRINCIPAL INVESTMENT STRATEGIES

The Fund will seek to achieve its objective by investing primarily in a flexible portfolio of the following asset classes:

     o equity securities,
     o fixed income securities, and
     o money market instruments.

Shanklin Capital Management, Inc. ("Advisor") will vary the percentage of Fund assets invested in equities, fixed income securities, and money market instruments according to the Advisor's judgment of market and economic conditions, and based on the Advisor's view of which asset class can best achieve the Fund's objectives. Under normal market conditions the portfolio allocation range for the Fund will generally be:

                                                     % of Total Assets
                                                     -----------------
         Equity securities                                65 - 95%

         Fixed income securities and
         money market instruments                          5 - 35%

Equity securities will be selected for investment based primarily on the expected capital appreciation potential. Fixed income securities will be selected for investment based primarily on their income potential. The capital appreciation potential of those fixed income securities is of secondary importance.

Under certain conditions, the Advisor may choose for temporary or defensive purposes to invest up to 100% of the Fund's assets in cash and cash equivalents, investment grade bonds of short maturities of one year or less, U.S. Government Securities, repurchase agreements, or money market instruments, when the Advisor determines that market conditions warrant such investments. When the Fund invests in these investments as a temporary or defensive measure, it is not pursuing its stated investment objective.


Equity Securities

The equity portion of the Fund's portfolio will be generally comprised of common stocks and, to a lesser extent, securities convertible into common stocks. Such securities generally will be traded on domestic U.S. exchanges or on over-the-counter markets and will usually pay regular dividends. The Fund also may invest in securities traded on regional stock exchanges or on the over-the-counter market. Investment in foreign equity securities will be limited to those available on domestic U.S. exchanges and denominated in U.S. dollars.

The Fund has not established any minimum investment standards, such as an issuer's market capitalization, earnings history, type of industry, dividend payment history, etc. with respect to investments in common stocks. In selecting common stocks, however, the Advisor generally applies an investment discipline that seeks to achieve a yield higher than the overall equity market. This often results in the selection of securities of companies that would be considered small to medium sized in terms of market capitalizations.

The Advisor seeks to invest in equity securities of companies that exhibit the following characteristics:

     o reflect a strong financial position;
     o possess responsible management and control groups; and
     o provide comprehensive financial statements.

While equity securities are generally acquired for the long term, they may be sold under some of the following circumstances when the Advisor believes that:

     o the anticipated price appreciation has been achieved or is no longer probable;
     o alternative investments offer superior total return prospects; or
     o fundamentals change adversely.


Fixed Income Securities

The Advisor generally allocates 100% of the fixed income portion of the Fund to "duration" strategies using U.S. Treasury securities. Duration is a measure of the weighted average maturity of the fixed income instruments held by the Fund and can be used by the Advisor as a measure of the sensitivity of the market value of the Fund to changes in interest rates. Generally, the longer the duration of the Fund, the more sensitive its market value will be to changes in interest rates. Occasionally, fixed income securities are selected based upon investment analysis by the Advisor, attempting to identify securities that are undervalued. For example, fixed income securities may be identified by the Advisor as undervalued and may increase in price during the following circumstances:

     o the credit rating of the company is subject to an increase, which has the potential to reduce the price spread to a comparable maturity U.S. Treasury security; and

     o The spread for a particular security is too large relative to similar fixed income securities within similar maturities and credit quality.

In structuring the fixed income portion of the Fund, the Advisor examines spread relationships between quality grades in determining the quality distribution, and assesses the expected trends in inflation and interest rates in structuring the maturity distribution. Not more than 50% of the total fixed income portion of the portfolio (not more than 15% of the Fund's assets) will be invested in fixed income securities rated below BBB or Baa by a nationally recognized statistical rating organization (or if not rated, deemed by the Advisor to be of equivalent quality). Securities rated below these ratings (or comparable unrated securities) are commonly called "junk bonds" and are considered speculative.


Money Market Instruments

Money market instruments will typically represent a portion of the Fund's portfolio to hold as funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, and to provide for shareholder redemptions and operating expenses of the Fund.

Please  see  "Other   Investment   Policies"  in  the  Statement  of  Additional
Information ("SAI") for a more complete discussion of these securities and other investment options in addition to those mentioned above.

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested, and there can be no assurance that the Fund will be successful in meeting its objective. Generally, the Fund will be subject to the following risks:

o Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's performances per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

o Growth-Style Investing Risk: Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Fund focuses on growth-style stocks, the Fund's performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

o Credit Risk: Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to the Fund's transactions will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. The Fund may be subject to credit risk to the extent that it invests in debt securities or engages in transactions, such as securities loans, which involve a promise by a third party to honor an obligation to the Fund. Credit risk is particularly significant to the Fund when investing a portion of its assets in "junk bonds" or "lower-rated securities."

o Interest Rate Risk: The price of a fixed income security is dependent upon interest rates. Therefore, the share price and total return of the Fund, when investing a significant portion of its assets in fixed income securities, will vary in response to changes in interest rates. A rise in interest rates causes the value of fixed income securities to decrease, and vice versa. There is the possibility that the value of the Fund's investment in fixed income securities may fall because fixed income securities generally fall in value when interest rates rise. Changes in interest rates may have a significant effect on the Fund holding a significant portion of its assets in fixed income securities with long-term maturities.

o Maturity Risk: Maturity risk is another factor that can effect the value of the Fund's debt holdings. In general, the longer the maturity of a fixed income instrument, the higher its yield and the greater its sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

o Small Sized Companies: Investing in the securities of small sized companies generally involves substantially greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that the securities of small size companies usually have more limited marketability and, therefore, may be more volatile than securities of larger, more established companies or the market averages in general. Because small sized companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Another risk factor is that small sized companies often have limited product lines, markets, or financial resources and may lack management depth. Additionally, small sized companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies. Small sized companies may not be well-known to the investing public, may not be followed by the financial press or industry analysts, and may not have institutional ownership. Small sized companies may be more vulnerable than larger companies to adverse business or economic developments.

     Although investing in securities of small sized companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed, and the prices of the companies' shares could dramatically decline in value. Therefore, an investment in the Fund may involve a substantially greater degree of risk than an investment in other mutual funds that seek capital growth by investing in more established, larger companies.

o Investment-Grade Securities Risk: Fixed income securities are rated by national bond ratings agencies. Fixed income securities rated "BBB" by Standard & Poor's ("S&P") or "Baa" by Moody's are considered investment-grade securities, but are somewhat riskier than higher rated investment-grade obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics and may be speculative.

o Junk Bonds or Lower-rated Securities Risk: Fixed income securities rated below "BBB" and "Baa" by S&P or Moody's, respectively, are speculative in nature and may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than higher rate fixed income securities. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. These fixed income securities are considered "below investment-grade." The retail secondary market for these "junk bonds" may be less liquid than that of higher-rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund's net asset value.

o Short-Term Investments: As a temporary defensive position, the Advisor may determine that market conditions warrant investing in investment-grade bonds, U.S. Government Securities, repurchase agreements, money market instruments, and to the extent permitted by applicable law and the Fund's investment restriction, shares of other investment companies. Under such circumstances, the Advisor may invest up to 100% of the Fund's assets in these investments. Since investment companies investing in other investment companies pay management fees and other expenses relating to those investment companies, shareholders of the Fund would indirectly pay both the Fund's expenses and the expenses relating to those other investment companies with respect to the Fund's assets invested in such investment companies. To the extent the Fund is invested in short-term investments, it will not be pursuing its investment objective.

PERFORMANCE INFORMATION

The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing (on a calendar year basis) the Fund's annual total return for the calendar year 1999 and by showing (on a calendar year basis) how the Fund's average annual returns for one year and since inception compare to those of a broad-based securities market index. How the Fund has performed in the past is not necessarily an indication of how the Fund may perform in the future.


[Bar Graph Here]:

          1999      14.94%


o During the 1-year period shown in the bar chart above, the highest return for a calendar quarter was 11.97% (quarter ended December 31, 1999).
o During the 1-year period shown in the bar chart above, the lowest return for a calendar quarter was -9.95% (quarter ended September 30, 1999).
o The year-to-date return as of the most recent calendar quarter was -1.85% (quarter ended June 30, 2000).


--------------------------------------------- ----------------- ----------------
Average Annual Total Return                         Past             Since
Period ended December 31, 1999                     1 Year          Inception*
--------------------------------------------- ----------------- ----------------
SCM Strategic Growth Fund                          14.94%            5.60%
--------------------------------------------- ----------------- ----------------
Russell 3000 Index**                               20.90%           18.98%
--------------------------------------------- ----------------- ----------------

      * June 29, 1998, commencement of operations of the Fund.
     ** The Russell 3000 Index is an unmanaged index generally representative of the U.S. market for small capitalization stocks.

FEES AND EXPENSES OF THE FUND

These tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund:


                                Shareholder Fees
                    (fees paid directly from your investment)
                    -----------------------------------------

   Maximum sales charge (load) imposed on purchases
       (as a percentage of offering price) .............................None
   Redemption fee ......................................................None


                         Annual Fund Operating Expenses
                  (expenses that are deducted from Fund assets)
                  ---------------------------------------------

   Management Fees............................................0.85%
   Distribution and/or Service (12b-1) Fees...................None
   Other Expenses.............................................0.99%
                                                              ----
       Total Annual Fund Operating Expenses............................1.84%*
       Fee Waivers and/or Expense Reimbursement.......................(0.24)%
                                                                       ----
       Net Expenses....................................................1.60%
                                                                       ====


         * "Total Annual Fund Operating Expenses" are based upon actual expenses incurred by the Fund for the fiscal year ended May 31, 2000. The Advisor has entered into a contractual agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than 1.60% of the average daily net assets of the Fund for the fiscal year ending May 31, 2001. It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Board of Trustees. See the "Expense Limitation Agreement" section below for more detailed information.


Example: This Example shows you the expenses you may pay over time by investing in the Fund. Since all funds use the same hypothetical conditions, it should help you compare the costs of investing in the Fund versus other funds. The Example assumes the following conditions:

     (1) You invest $10,000 in the Fund for the periods shown;
     (2) You reinvest all dividends and distributions;
     (3) You redeem all of your shares at the end of those periods;
     (4) You earn a 5% total return; and
     (5) The Fund's expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above as well as those upon redemption.

---------------------- ------------- ------------- -------------- --------------
   Period Invested        1 Year        3 Years       5 Years        10 Years
---------------------- ------------- ------------- -------------- --------------
     Your Costs            $163          $555          $973           $2,139
---------------------- ------------- ------------- -------------- --------------

                             MANAGEMENT OF THE FUND
                             ----------------------

THE INVESTMENT ADVISOR

Subject to the authority of the Board of Trustees, Shanklin Capital Management, Inc., 1420 Osborne Street, Suite B16, Humboldt, Tennessee 38343, provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities pursuant to an Investment Advisory Agreement with the Trust ("Advisory Agreement").

The Advisor is registered under the Investment Advisers Act of 1940, as amended ("1940 Act"). Registration of the Advisor does not involve any supervision of management or investment practices or policies by the Securities and Exchange Commission ("SEC"). The Advisor was established as a Tennessee corporation in 1993 and is controlled by Tim L. Shanklin and Dan P. Shanklin. Both serve as Trustees of the Trust. The Advisor currently has approximately $12 million in assets under management and has been rendering investment counsel, utilizing investment strategies similar to that of the Fund, to other individuals, pension and profit sharing plans, trusts, and corporations since its formation.

Mr. Tim L. Shanklin, the Fund's portfolio manager, is responsible for the day-to-day investment management of the Fund. Mr. Shanklin has in excess of nine years of experience in the financial services industry, including approximately two years as a Registered Representative in the brokerage business, another two years as a financial analyst for a government entity, and, most recently, four years as Principal of another registered investment advisory firm. Mr. Shanklin has been with the Advisor since its formation.

The Advisor's Compensation. Compensation of the Advisor with regard to the Fund is at the annual rate of 0.85% of the Fund's daily average net assets. For the fiscal year ended May 31, 2000, the Advisor voluntarily waived $59,328 of its advisory fee. As a result, the amount of compensation received by the Advisor as a percentage of assets of the Fund during this fiscal year was 0.26% of the Fund's daily average net assets.

Expense Limitation Agreement. In the interest of limiting expenses of the Fund, the Advisor has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement"), pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable pursuant to a Rule 12b-1 Plan) are limited to 1.60% of the average daily assets of the Fund for the fiscal year to end May 31, 2001. The Expense Limitation Agreement shall continue from year-to-year provided such continuance is specifically approved by a majority of the Trustees of the Trust who (i) are not "interested persons" of the Trust or any other party to this Agreement, as defined in the 1940 Act, and (ii) have no direct or indirect financial interest in the operation of this Expense Limitation Agreement.

The Fund may, at a later date, reimburse the Advisor for the fees waived or limited and other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreement during any of the previous five (5) fiscal years, provided that the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limits stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's assets exceed $20 million; (ii) the Fund's total annual expense ratio is less than the percentage stated above; and (iii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis.

Brokerage Practices. In selecting brokers and dealers to execute portfolio transactions, the Advisor may consider research and brokerage services furnished to the Advisor or its affiliates. Subject to seeking the most favorable net price and execution available, the Advisor may also consider sales of shares of the Fund as a factor in the selection of brokers and dealers.

THE ADMINISTRATOR

The Nottingham Company, Inc. ("Administrator") serves as the administrator and fund accounting agent for the Fund. The Administrator assists the Advisor in the performance of its administrative responsibilities to the Fund, coordinates the services of each vendor of services to the Fund, and provides the Fund with other necessary administrative, fund accounting, and compliance services. In addition, the Administrator makes available the office space, equipment, personnel, and facilities required to provide such services to the Fund. For these services, the Administrator is compensated by the Trust pursuant to a Fund Accounting and Compliance Administration Agreement.


THE TRANSFER AGENT

NC Shareholder Services, LLC ("Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. As indicated later in the section of this Prospectus, "Investing in the Fund," the Transfer Agent will handle your orders to purchase and redeem shares of the Fund, and will disburse dividends paid by the Fund. The Transfer Agent is compensated for its services by the Trust pursuant to a Dividend Disbursing and Transfer Agent Agreement.


THE DISTRIBUTOR

Capital Investment Group, Inc. ("Distributor") serves as the distributor of the Fund's shares. The Distributor may sell such shares to or through qualified securities dealers or others.

Other Expenses. In addition to the advisory fees, the Fund pays all expenses not assumed by the Fund's Advisor, including, without limitation: the fees and expenses of its administrator, custodian, transfer and dividend disbursing agent, independent accountants, and legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; the costs of printing registration statements; bank transaction charges, and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state, or local income and other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust, such as the Fund, on a basis that the Trustees deem fair and equitable, which may be on the basis of the relative net assets of each series or the nature of the services performed and relative applicability to each series.

                              INVESTING IN THE FUND
                              ---------------------

MINIMUM INVESTMENT

Shares of the Fund are sold and redeemed at net asset value. Shares may be purchased by any account managed by the Advisor and any other broker-dealer authorized to sell shares in the Fund. The minimum initial investment is $2,000 ($100 for those participating in the Automatic Investment Plan). The minimum additional investment is $500 ($50 for those participating in the Automatic Investment Plan). The Fund may, in the Advisor's sole discretion, accept certain accounts with less than the minimum investment.


PURCHASE AND REDEMPTION PRICE

Determining the Fund's Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of net asset value after an order is accepted in good form. An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount. The Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less liabilities (including Fund expenses which are accrued daily), by the total number of outstanding shares of that Fund. The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange (currently 4:00 p.m. Eastern time, Monday through Friday), except on business holidays when the New York Stock Exchange ("NYSE") is closed.

In valuing the Fund's total assets, portfolio securities are generally valued at their market value. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the Board of Trustees of the Trust.

Other Matters. Purchases and redemptions of shares of the same class by the same shareholder on the same day will be netted for the Fund. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after the redemption order is received. The Fund may suspend redemptions, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interest of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.


PURCHASING SHARES

Regular Mail Orders. Payment for shares must be made by check or money order from a U.S. bank and payable in U.S. dollars. If checks are returned due to insufficient funds or other reasons, the Fund will charge a $20 fee or may redeem shares of the Fund already owned by the purchaser to recover any such loss. For regular mail orders, please complete the attached Fund Shares account application and mail it, along with your check made payable to the "SCM Strategic Growth Fund," to:

                        SCM Strategic Growth Fund
                        c/o NC Shareholder Services
                        107 North Washington Street
                        Post Office Box 4365
                        Rocky Mount, North Carolina  27803-0365

The application must contain your Social Security Number ("SSN") or Taxpayer Identification Number ("TIN"). If you have applied for a SSN or TIN at the time of completing your account application but you have not received your number, please indicate this on the application. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the SSN and TIN are met.

Bank Wire Orders. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call the Fund at 1-800-773-3863, before wiring funds, to advise the Fund of the investment, dollar amount, and the account identification number. Additionally, please have your bank use the following wire instructions:

                       First Union National Bank of North Carolina
                       Charlotte, North Carolina
                       ABA # 053000219
                       For the SCM Strategic Growth Fund
                       Acct. # 2000001292831
                       For further credit to (shareholder's name and SSN or TIN)

Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current net asset value. The minimum additional investment is $500. Before adding funds by bank wire, please call the Fund at 1-800-773-3863 and follow the above directions for wire purchases. Mail orders should include, if possible, the "Invest by Mail" stub which is attached to your Fund confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

Additional Purchases By Phone (Telephone Purchase Authorization). Unless you decline the telephone purchase privileges on your account application, you may purchase additional shares by telephoning the Fund at 1-800-773-3863. The minimum telephone purchase is $100 and the maximum is one (1) times the net asset value of shares held by the shareholder on the day preceding such telephone purchase for which payment has been received. The telephone purchase will be made at the net asset value next computed after the receipt of the telephone call by the Fund. Payment for the telephone purchase must be received by the Fund within five (5) days. If payment is not received within five (5) days, you will be liable for all losses incurred as a result of the cancellation of such purchase.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the fund will automatically charge the checking account for the amount specified ($50 minimum), which will be automatically invested in shares at the net asset value on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund. Investors who establish an Automatic Investment Plan may open an account with a minimum balance of $100. This Automatic Investment Plan must be established on your account at least fifteen (15) days prior to the intended date of your first automatic investment.

Limitations on Frequent Trading. A pattern of frequent purchase and redemption transactions is considered by the Advisor to not be in the best interest of the shareholders of the Fund. Such a pattern may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase and/or exchange orders from an investor, after providing the investor with 60-days' prior notice.

Stock Certificates. You do not have the option of receiving stock certificates for your shares. Evidence of ownership will be given by issuance of periodic account statements that will show the number of shares owned.

Householding. To save money for the Fund, the Fund will send only one copy of a prospectus or financial report to each household address. This process, know as "householding," is used for most required shareholder mailings. It does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time by calling or writing the Fund. You may also request that householding be eliminated from all of your required mailings.

REDEEMING YOUR SHARES

Regular Mail Redemptions. Regular mail redemption requests should be addressed to:

                        SCM Strategic Growth Fund
                        c/o NC Shareholder Services
                        107 North Washington Street
                        Post Office Box 4365
                        Rocky Mount, North Carolina  27803-0365

Regular mail redemption request should include:

         (1) Your letter of instruction specifying the account number and number of shares or the dollar amount to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

         (2) Any required signature guarantees (see "Signature Guarantees" below); and

         (3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds normally will be sent to you within seven (7) days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to fifteen (15) days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. Unless you decline the telephone transaction privileges on your account application you may redeem shares of the Fund by telephone. You may also redeem shares by bank wire under certain limited conditions. The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 252-972-1908). The confirmation instructions must include:

   (1) Designation of Fund's name,
   (2) Shareholder names and account number,
   (3) Number of shares or dollar amount to be redeemed,
   (4) Instructions for transmittal of redemption funds to the shareholder, and
   (5) Shareholder signature as it appears on the application then on file with the Fund.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your bank, or to any other authorized person, or you can have the proceeds sent by bank wire to your bank ($5,000 minimum). Shares of the Fund may not be redeemed by wire on days in which your bank is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund. See "Signature Guarantees" below.

The Fund in its discretion may choose to pass through to redeeming shareholders any charges imposed by the Custodian for wire redemptions. The Custodian currently charges the Fund $10 per transaction for wiring redemption proceeds. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-800-773-3863. Redemption proceeds will only be sent to the bank account or person named in your account application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund to be genuine. The Fund will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine, and if it does not follow such procedures, the Fund will be liable for any losses due to fraudulent or unauthorized instructions. In general, if the Fund sends written transaction confirmations and if you do not specifically decline telephone redemption privileges on the account application, the Fund will not be liable for following telephone instructions reasonably believed to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

Systematic Withdrawal Plan. A shareholder who owns shares of the Fund valued at $5,000 or more at the current offering price may establish a Systematic Withdrawal Plan to receive a monthly or quarterly check in a stated amount not less than $100. Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash. Call or write the Fund for an account application.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case, the Board of Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.

Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees are required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are required for (1) change of registration requests, (2) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application, and (3) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

                     OTHER IMPORTANT INVESTMENT INFORMATION
                     --------------------------------------


DIVIDENDS, DISTRIBUTIONS, AND TAXES

The following information is meant as a general summary for U.S. taxpayers. Additional tax information appears in the SAI. Shareholders should rely their own tax advisers for advice about the particular federal, state, and local tax consequences to them of investing in the Fund.

The Fund will distribute most of its income and gains to its shareholders every year. Income dividends, if any, will be paid quarterly and capital gains distributions, if any, will be made at least annually. Shareholders may elect to take income dividends or capital gains distributions, if any, in cash or reinvest them in additional fund shares. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed regardless of whether distributions are received in cash or are reinvested in additional Fund shares. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. If a Fund designates a distribution as a capital gain distribution, it will be taxable to shareholders as long-term capital gains, regardless of how long they have held their Fund shares.

If the Fund declares a dividend in October, November, or December but pays it in January, it may be taxable to shareholders as if they received it in the year it was declared. Each year each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

Distributions may be subject to state and local taxes, as well as federal taxes. Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from the account.

A shareholder who sells or redeems shares will generally realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale and may be subject to income taxes.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

FINANCIAL HIGHLIGHTS

The financial data included in the table below have been derived from audited financial statements of the Fund for the fiscal year ended May 31, 2000 and the fiscal period ended May 31, 1999. The financial data have been audited by Deloitte & Touche LLP, independent auditors, whose report covering such year and period is incorporated by reference into the SAI. This information should be read in conjunction with the Fund's latest audited annual financial statements and notes thereto, which are also incorporated by reference into the SAI, a copy of which may be obtained at no charge by calling the Fund. Further information about the performance of the Fund is contained in the Annual Report of the Fund, a copy of which may also be obtained at no charge by calling the Fund at 1-800-773-3863.


                                          (For a Share Outstanding throughout each Period)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year ended           Period ended
                                                                                                May 31,               May 31,
                                                                                                 2000                1999 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ..........................................                    $10.36                $10.00

      (Loss) income from investment operations
           Net investment income ..............................................                      0.02                  0.02 (b)
           Net realized and unrealized (loss) gain on investments .............                     (0.12)                 0.35 (b)
                                                                                              -----------           -----------

                Total from investment operations ..............................                     (0.10)                 0.37
                                                                                              -----------           -----------

      Distributions to shareholders from
           Net investment income ..............................................                     (0.01)                (0.01)
                                                                                              -----------           -----------

Net asset value, end of period ................................................                    $10.25                $10.36
                                                                                              ===========           ===========


Total return ..................................................................                     (0.98)%                3.76 %(C)
                                                                                              ===========           ===========


Ratios/supplemental data

      Net assets, end of period ...............................................               $10,163,228           $ 8,606,575
                                                                                              ===========           ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ......................                      1.84 %                2.68 %(d)
           After expense reimbursements and waived fees .......................                      1.25 %                1.25 %(d)

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ......................                     (0.37)%               (1.07)%(d)
           After expense reimbursements and waived fees .......................                      0.23 %                0.35 %(d)


      Portfolio turnover rate .................................................                    113.59 %               45.51 %




   (a) For the period from June 29, 1998 (commencement of operations) to May 31,
       1999.
   (b) Includes  undistributed   net  investment  income  of $0.00 per share and
       undistributed  net   realized  gains  and  unrealized  gains of $0.00 per
       share, from June 1, 1998  (seed date) through June 29, 1998 (commencement of operations).
   (c) Not annualized.
   (d) Annualized.


                             ADDITIONAL INFORMATION

________________________________________________________________________________

                            SCM STRATEGIC GROWTH FUND
________________________________________________________________________________


Additional information about the Fund is available in the Fund's SAI, which is incorporated by reference into this prospectus. Additional information about the Fund's investments is also available in the Fund's Annual and Semi-annual Reports to shareholders. The Fund's Annual Report will include a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

The SAI and the Annual and Semi-annual Reports will be available free of charge upon request (you may also request other information about the Fund or make shareholder inquiries) by contacting the Fund:


By telephone:       1-800-773-3863

By mail:            SCM Strategic Growth Fund
                    c/o NC Shareholder Services
                    107 North Washington Street
                    Post Office Box 4365
                    Rocky Mount, NC  27803-0365

By e-mail:          info@ncfunds.com
                    ----------------

On the Internet:    www.scmfunds.com


Information about the Fund can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.



                  Investment Company Act file number 811-08745

________________________________________________________________________________


                                   [LOGO HERE]


                                  SCM STRATEGIC
                                   GROWTH FUND
________________________________________________________________________________










                                   PROSPECTUS









                               September 29, 2000

                                     PART B
                                     ======

                       STATEMENT OF ADDITIONAL INFORMATION

                            SCM STRATEGIC GROWTH FUND

                               September 29, 2000

                                 A Series of the
                              SCM INVESTMENT TRUST
                107 North Washington Street, Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365
                            Telephone 1-800-773-3863





                                Table of Contents
                                -----------------

OTHER INVESTMENT POLICIES....................................................  2
INVESTMENT LIMITATIONS.......................................................  7
PORTFOLIO TRANSACTIONS.......................................................  8
NET ASSET VALUE..............................................................  9
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION............................... 10
DESCRIPTION OF THE TRUST..................................................... 11
ADDITIONAL INFORMATION CONCERNING TAXES...................................... 11
MANAGEMENT AND OTHER SERVICE PROVIDERS....................................... 13
SPECIAL SHAREHOLDER SERVICES................................................. 16
ADDITIONAL INFORMATION ON PERFORMANCE........................................ 17
FINANCIAL STATEMENTS......................................................... 19
APPENDIX A - DESCRIPTION OF RATINGS.......................................... 20








This Statement of Additional Information ("SAI") is meant to be read in conjunction with the Prospectus, dated the same date as this SAI, for the SCM Strategic Growth Fund ("Fund"), as the Prospectus may be amended or supplemented from time to time, and is incorporated by reference in its entirety into the Prospectus. Because this SAI is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein. Copies of the Fund's Prospectus may be obtained at no charge by writing or calling the Fund at the address and phone number shown above. Capitalized terms used but not defined herein have the same meanings as in the Prospectus.

                            OTHER INVESTMENT POLICIES

The following policies supplement the Fund's investment objective and policies as set forth in the Prospectus of the Fund. Attached to this SAI is Appendix A, which contains descriptions of the rating symbols used by Rating Agencies for securities in which the Fund may invest. The Fund commenced operations June 29, 1998 as a separate diversified investment portfolio of the SCM Investment Trust ("Trust").

Repurchase Agreements. The Fund may acquire U.S. Government Securities or corporate debt securities subject to repurchase agreements. A repurchase transaction occurs when, at the time the Fund purchases a security (normally a U.S. Treasury obligation), it also resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale will occur within one to seven days of the purchase.

Repurchase agreements are considered "loans" under the Investment Company Act of 1940, as amended (the "1940 Act"), collateralized by the underlying security. The Trust will implement procedures to monitor on a continuous basis the value of the collateral serving as security for repurchase obligations. Additionally, the Advisor to the Fund will consider the creditworthiness of the vendor. If the vendor fails to pay the agreed upon resale price on the delivery date, the Fund will retain or attempt to dispose of the collateral. The Fund's risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral. The Fund will not enter into any repurchase agreement which will cause more than 10% of its net assets to be invested in repurchase agreements which extend beyond seven days.

Foreign Securities. The Fund may invest in the securities of foreign private issuers. The same factors would be considered in selecting foreign securities as with domestic securities. Foreign securities investment presents special consideration not typically associated with investment in domestic securities. Foreign taxes may reduce income. Currency exchange rates and regulations may cause fluctuations in the value of foreign securities. Foreign securities are subject to different regulatory environments than in the United States and, compared to the United States, there may be a lack of uniform accounting, auditing and financial reporting standards, less volume and liquidity and more volatility, less public information, and less regulation of foreign issuers. Countries have been known to expropriate or nationalize assets, and foreign investments may be subject to political, financial, or social instability, or adverse diplomatic developments. There may be difficulties in obtaining service of process on foreign issuers and difficulties in enforcing judgments with respect to claims under the U.S. Securities laws against such issuers. Favorable or unfavorable differences between U.S. and foreign economies could affect foreign securities values. The U.S. Government has, in the past, discouraged certain foreign investments by U.S. investors through taxation or other restrictions and it is possible that such restrictions could be imposed again.

The Fund will limit foreign equity investments to those traded domestically on U.S. securities exchanges and denominated in U.S. currency. The prices of such securities are denominated in U.S. dollars while the underlying company may maintains its records in a foreign currency. Such a disparity may result in greater volatility than would be expected with equities of domestic U.S. companies. The Fund may also acquire foreign denominated debt traded on domestic U.S. exchanges, or traded over-the-counter by U.S.-based securities dealers. See "Foreign Debt Securities." Although the Fund is not limited in the amount of these types of foreign securities it may acquire, it is not presently expected that within the next 12 months the Fund will have in excess of 10% of its assets in foreign securities.

Investment Companies. In order to achieve its investment objective, the Fund may invest up to 10% of the value of its total assets in securities of other investment companies whose investment objectives are consistent with the Fund's investment objective. The Fund will not acquire securities of any one investment company if, immediately thereafter, the Fund would own more than 3% of such company's total outstanding voting securities, securities issued by such company would have an aggregate value in excess of 10% of the Fund's assets, or securities issued by such company and securities held by the Fund issued by other investment companies would have an aggregate value in excess of 10% of the Fund's assets. To the extent a Fund invests in other investment companies, the shareholders of the Fund would indirectly pay a portion of the operating costs of the underlying investment companies. These costs include management, brokerage, shareholder servicing and other operational expenses. Shareholders of the Fund would then indirectly pay higher operational costs than if they owned shares of the underlying investment companies directly.

Real Estate Securities. The Fund will not invest in real estate (including mortgage loans and limited partnership interests), but may invest in readily marketable securities issued by companies that invest in real estate or interests therein. The Fund may also invest in readily marketable interests in real estate investment trusts ("REITs"). REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. Although the Fund is not limited in the amount of these types of real estate securities it may acquire, it is not presently expected that within the next 12 months the Fund will have in excess of 10% of its assets in real estate securities.

Forward Commitments and When-Issued Securities. The Fund may purchase when-issued securities and commit to purchase securities for a fixed price at a future date beyond customary settlement time. The Fund is required to hold and maintain in a segregated account until the settlement date, cash, U.S. Government Securities or high-grade debt obligations in an amount sufficient to meet the purchase price. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. In addition, no income accrues to the purchaser of when-issued securities during the period prior to issuance. Although the Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term gains or losses upon such sales.

Money Market Instruments. Money market instruments may include U.S. Government Securities or corporate debt securities (including those subject to repurchase agreements), provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Fund. Money market instruments also may include Banker's Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper and Variable Amount Demand Master Notes ("Master Notes"). Banker's Acceptances are time drafts drawn on and "accepted" by a bank. When a bank "accepts" such a time draft, it assumes liability for its payment. When the Fund acquires a Banker's Acceptance the bank which "accepted" the time draft is liable for payment of interest and principal when due. The Banker's Acceptance carries the full faith and credit of such bank. A Certificate of Deposit ("CD") is an unsecured interest bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will invest in Commercial Paper only if it is rated one of the top two rating categories by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P"), Fitch Investors Service, Inc. ("Fitch") or Duff & Phelps ("D&P") or, if not rated, of equivalent quality in the Advisor's opinion. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Fund only through the Master Note program of the Fund's custodian bank, acting as administrator thereof. The Advisor will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Fund.

Money market instruments may be purchased when the Advisor believes interest rates are rising, the prospect for capital appreciation in the equity and longer term fixed income securities' markets are not attractive, or when the "yield curve" favors short term fixed income instruments versus longer term fixed income instruments. Money market instruments may be purchased for temporary defensive purposes; to accumulate cash for anticipated purchases of portfolio securities and to provide for shareholder redemptions and operating expenses of the Fund.

Illiquid Investments. The Fund may invest up to 10% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, the Advisor determines the liquidity of the Fund's investments and, through reports from the Advisor, the Board monitors investments in illiquid instruments. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid securities before maturity may be time consuming and expensive and it may be difficult or impossible for the Fund to sell illiquid investments promptly at an acceptable price. In determining the liquidity of the Fund's investments, the Advisor may consider various factors including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features) and (5) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). Investments currently considered by the Fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days. If through a change in values, net assets or other circumstances, the Fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

Restricted Securities. Within its limitation on investment in illiquid securities, the Fund may purchase restricted securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the federal securities laws, or in a registered public offering. Where registration is required, the Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Options Trading. The Fund may invest up to 10% of its total assets in options on equity securities, options on equity indices, and options on equity industry sector indices, for hedging purposes. This is a highly specialized activity that entails greater than ordinary investment risks. Regardless of how much the market price of the underlying security increases or decreases, the option buyer's risk is limited to the amount of the original investment for the purchase of the option. However, options may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities.

A listed call option gives the purchaser of the option the right to buy from a clearing corporation, and a writer has the obligation to sell to the clearing corporation, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A listed put option gives the purchaser the right to sell to a clearing corporation the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Put and call options purchased by the Fund will be valued at the last sale price or, in the absence of such a price, at the mean between bid and asked prices.

The obligation of the Fund to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms on such underlying security. The cost of such liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. An option position may be closed out only on an exchange that provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered call option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security until the option expires or the underlying security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period. The Fund will write an option on a particular security only if the Advisor believes that a liquid secondary market will exist on an exchange for options of the same series which will permit the Fund to make a closing purchase transaction in order to close out its position.

When the Fund writes a covered call option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold), and the deferred credit related to such option will be eliminated. Any gain on a covered call option may be offset by a decline in the market price of the underlying security during the option period. If a covered call option is exercised, the Fund may deliver the underlying security held by it or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund will realize a gain or loss. If a secured put option is exercised, the amount paid by the Fund for the underlying security will be partially offset by the amount of the premium previously paid to the Fund. Premiums from expired options written by the Fund and net gains from closing purchase transactions are treated as short-term capital gains for federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

Stock Index Options. The Fund may purchase or sell put and call stock index options for hedging purposes. Stock index options are put options and call options on various stock indexes. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market values of the stocks included in the index.

The Fund may purchase call and put stock index options in an attempt to either hedge against the risk of unfavorable price movements adversely affecting the value of the Fund's securities, or securities the Fund intends to buy, or otherwise in furtherance of the Fund's investment objectives. The Fund will sell (write) stock index options for hedging purposes or in order to close out positions in stock index options which the Fund has purchased.

The Fund's use of stock index options is subject to certain risks. Successful use by the Fund of options on stock indexes will be subject to the ability of the Advisor to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, the Fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline through transactions in put options on stock indexes, depends on the degree to which price movements in the underlying index correlate with the price movements in the Fund's portfolio securities. Inasmuch as the Fund's portfolio securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Fund will bear the risk that the prices of its portfolio securities being hedged will not move in the same amount as the prices of the Fund's put options on the stock indexes. It is also possible that there may be a negative correlation between the index and the Fund's portfolio securities that would result in a loss on both such portfolio securities and the options on stock indexes acquired by the Fund.

Corporate Debt Securities. The Fund may invest in U.S. dollar denominated corporate debt securities of domestic issuers limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments) that meet the minimum ratings criteria set forth for the Fund, or, if unrated, are in the Advisor's opinion comparable in quality to corporate debt securities in that the Fund may invest. The Fund may invest in convertible bonds of domestic issuers meeting such quality requirements and other corporate debt securities generally in the form of money market instruments as described above. Up to 15% of the Fund could be invested in fixed income securities rated below "investment grade." See "Lowered Rated Debt Securities" below for additional information on the lower rated securities.

Lower Rated Debt Securities. The Fund may invest in debt securities which are rated Caa or higher by Moody's or CCC or higher by S&P or Fitch or equivalent unrated securities. However, the Fund may not invest more than 15% of its assets in debt securities rated lower than Baa by Moody's or BBB by S&P or Fitch or securities not rated by Moody's, S&P or Fitch which the Advisor deems to be of equivalent quality. Bonds rated BB or Ba or below (or comparable unrated securities) are commonly referred to as "junk bonds" and are considered speculative and may be questionable as to principal and interest payments. In some cases, such bonds may be highly speculative, have poor prospects for reaching investment standing, and be in default. As a result, investment in such bonds will entail greater risks than those associated with investment in investment-grade bonds (i.e., bonds rated BBB or better by S&P or Fitch or Baa or better by Moody's).

An economic downturn could severely affect the ability of highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity. Factors having an adverse impact on the market value of lower rated securities will have an adverse effect on the Fund's net asset value to the extent it invests in such securities. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings.

The secondary market for junk bond securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on the Fund's ability to dispose of a particular security when necessary to meet its liquidity needs. Under adverse market or economic conditions, the secondary market for junk bond securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Advisor could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's net asset value.

Since investors generally perceive that there are greater risks associated with the medium to lower rated securities of the type in which the Fund may invest, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the fixed-income securities market, changes in perceptions of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed-income securities market resulting in greater yield and price volatility.

Another factor which causes fluctuations in the prices of fixed-income securities is the supply and demand for similarly rated securities. In addition, the prices of fixed-income securities fluctuate in response to the general level of interest rates. Fluctuations in the prices of portfolio securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in a Fund's net asset value.

Medium to lower rated and comparable non-rated securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. In addition to the risk of default, there are the related costs of recovery on defaulted issues. The Advisor will attempt to reduce these risks through diversification of the Fund's portfolio and by analysis of each issuer and its ability to make timely payments of income and principal, as well as broad economic trends in corporate developments.

Foreign Debt Securities. The Fund may invest in foreign denominated debt traded on domestic U.S. exchanges, or traded over-the-counter by U.S.-based securities dealers. In some cases these debt securities may be denominated in the native currency of the issuer. In the event such securities are denominated in foreign currency those securities will not only be subject to the risks associated with companies domiciled in foreign countries (as described herein under "Foreign Securities"), but will also be subject to the volatility and risk associated with changes in currency exchange rates. Because of this additional risk and volatility, the Advisor does not anticipate holding more than 5% of the Fund in foreign denominated debt securities.

U.S. Government Securities. The Fund may invest a portion of its portfolio in U.S. Government Securities, defined to be U.S. Government obligations such as U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury bills, obligations guaranteed by the U.S. Government such as Government National Mortgage Association ("GNMA") as well as obligations of U.S. Government authorities, agencies and instrumentalities such as Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Home Administration ("FHA"), Federal Farm Credit Bank "FFCB"), Federal Home Loan Bank ("FHLB"), Student Loan Marketing Association ("SLMA"), and The Tennessee Valley Authority. U.S. Government Securities may be acquired subject to repurchase agreements. While obligations of some U.S. Government sponsored entities are supported by the full faith and credit of the U.S. Government (e.g. GNMA), several are supported by the right of the issuer to borrow from the U.S. Government (e.g. FNMA, FHLMC), and still others are supported only by the credit of the issuer itself (e.g. SLMA, FFCB). No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies or instrumentalities in the future, other than as set forth above, since it is not obligated to do so by law. The guarantee of the U.S. Government does not extend to the yield or value of the Fund's shares.

Borrowing. The Fund may borrow, temporarily, up to 5% of its total assets for extraordinary or emergency purposes and 15% of its total assets to meet redemption requests, which might otherwise require untimely disposition of portfolio holdings. To the extent the Fund borrows for these purposes, the effects of market price fluctuations on the portfolio's net asset value will be exaggerated. If, while such borrowing is in effect, the value of the Fund's assets declines, the Fund could be forced to liquidate portfolio securities when it is disadvantageous to do so. The Fund would incur interest and other transaction costs in connection with borrowing. The Fund will borrow only from a bank. The Fund will not make any further investments if the borrowing exceeds 5% of its total assets until such time as repayment has been made to bring the total borrowing below 5% of its total assets.

Custodial Receipts and Components. Securities issued by the U.S. Government may be acquired by the Fund in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds. Such notes and bonds are held in custody by a bank on behalf of the owners. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investment Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATS"). The Fund may also invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS"). Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. Custodian receipts and components are not guaranteed by the U.S. Treasury.


                             INVESTMENT LIMITATIONS

The Fund has adopted the following fundamental investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund. A "majority" for this purpose means the lesser of (i) 67% of the Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or
(ii) more than 50% of its outstanding shares. Unless otherwise indicated, percentage limitations apply at the time of purchase.

As a matter of fundamental policy, the Fund may not:

1. Issue senior securities, borrow money, or pledge its assets, except that it may borrow from banks as a temporary measure (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of its total assets or (b) to meet redemption requests, in amounts not exceeding 15% of its total assets. The Fund will not make any investments if borrowing exceeds 5% of its total assets until such time as total borrowing represents less than 5% of Fund assets;

2. With respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any class of securities of any one issuer (except that securities of the U.S. government, its agencies, and instrumentalities are not subject to this limitation);

3.   Invest  25% or more of the  value of its total  assets in any one  industry
     (except  that  securities  of  the  U.S.  Government,   its  agencies,  and
     instrumentalities are not subject to this limitation);

4. Invest for the purpose of exercising control or management of another issuer;

5. Purchase or sell commodities or commodities contracts; real estate (including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or other securities secured by real estate or interests therein or readily marketable securities issued by companies that invest in real estate or interests therein); or interests in oil, gas, or other mineral exploration or development programs or leases (although it may invest in readily marketable securities of issuers that invest in or sponsor such programs or leases);

6. Underwrite securities issued by others except to the extent that the disposition of portfolio securities, either directly from an issuer or from an underwriter for an issuer, may be deemed to be an underwriting under the federal securities laws;

7. Participate on a joint or joint and several basis in any trading account in securities;

8. Invest its assets in the securities of one or more investment companies except to the extent permitted by the 1940 Act; and

9. Make loans of money or securities, except that the Fund may invest in repurchase agreements, money market instruments, and other debt securities.

The following investment limitations are not fundamental and may be changed without shareholder approval. As a matter of non-fundamental policy, the Fund may not:

1. Invest in securities of issuers which have a record of less than three years' continuous operation (including predecessors and, in the case of bonds, guarantors) if more than 5% of its total assets would be invested in such securities;

2. Invest more than 10% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others,

     (a) securities for which no readily available market exists or which have legal or contractual restrictions on resale,
     (b) fixed-time deposits that are subject to withdrawal penalties and have maturities of more than seven days, and
     (c) repurchase agreements not terminable within seven days;

3. Invest in the securities of any issuer if those officers or Trustees of the Trust and those officers and directors of the Advisor who individually own more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of such issuer's securities;

4. Write, purchase, or sell puts, calls, straddles, spreads, or combinations thereof or futures contracts or related options (except that the Fund may engage in options transactions to the extent described in the Prospectus or the Statement of Additional Information);

5. Make short sales of securities or maintain a short position, except short sales "against the box." (A short sale is made by selling a security the Fund does not own. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no additional cost securities identical to those sold short.) While the Fund has reserved the right to make short sales "against the box," the Advisor has no present intention of engaging in such transactions at this time or during the coming year; and

6. Purchase foreign securities other than those traded on domestic U.S. exchanges and other foreign debt securities as described in the Prospectus or the Statement of Additional Information.


                             PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Trust's Board of Trustees, the Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund.

The annualized portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover of the Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making Fund decisions, and the Fund may engage in short term trading to achieve its investment objectives.

Purchases  of money  market  instruments  by the Fund  are  made  from  dealers, underwriters and issuers. The Fund currently does not expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis by a dealer acting as principal for its own account without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid.

Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions in the over-the-counter market are generally on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The Fund's fixed income portfolio transactions will normally be principal transactions executed in over-the-counter markets and will be executed on a "net" basis, which may include a dealer markup. With respect to securities traded only in the over-the-counter market, orders will be executed on a principal basis with primary market makers in such securities except where better prices or executions may be obtained on an agency basis or by dealing with other than a primary market maker.

The Fund may participate, if and when practicable, in bidding for the purchase of Fund securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Fund's interest.

In executing Fund transactions and selecting brokers or dealers, the Advisor will seek to obtain the best overall terms available for the Fund. In assessing the best overall terms available for any transaction, the Advisor shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the spread or commission, if any, both for the specific transaction and on a continuing basis. The sale of Fund shares may be considered when determining the firms that are to execute brokerage transactions for the Fund. In addition, the Advisor is authorized to cause the Fund to pay a broker-dealer which furnishes brokerage and research services a higher spread or commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such spread or commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Fund. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy.

Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable by the Fund. The Trustees will periodically review any spread or commissions paid by the Fund to consider whether the spread or commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which the Advisor exercises investment discretion. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of securities transactions effected for such other account or investment company.

The Fund will not execute portfolio transactions through, acquire securities issued by, make savings deposits in or enter into repurchase agreements with the Advisor or an affiliated person of the Advisor (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the Securities and Exchange Commission ("SEC"). In addition, the Fund will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Advisor, or an affiliated person of the Advisor, is a member, except to the extent permitted by the SEC. Under certain circumstances, the Fund may be at a disadvantage because of these limitations in comparison with other investment companies that have similar investment objectives but are not subject to such limitations.

Investment decisions for the Fund will be made independently from those for any other series of the Trust, if any, and for any other investment companies and accounts advised or managed by the Advisor. Such other investment companies and accounts may also invest in the same securities as the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in executing transactions. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Advisor believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund.

For the fiscal year ended May 31, 2000, the total dollar amount of brokerage commissions paid by the Fund was $15,938. For the fiscal period June 29, 1998 (commencement of operations) to May 31, 1999, the total dollar amount of brokerage commissions paid by the Fund was $12,723.


                                 NET ASSET VALUE

The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), typically 4:00 p.m., New York time, Monday through Friday, except on business holidays when the New York Stock Exchange is closed or days on which the NYSE closes early for holidays or trading limitations. The New York Stock Exchange recognizes the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be considered a business holiday on which the net asset value of the Fund will not be calculated.

The net asset value per share of the Fund is calculated by adding the value of the Fund's securities and other assets belonging to the Fund, subtracting the liabilities charged to the Fund, and dividing the result by the number of outstanding shares. "Assets belonging to" the Fund consist of the consideration received upon the issuance of shares of the Fund together with all net investment income, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular investment Fund. Assets belonging to the Fund are charged with the direct liabilities of the Fund and with a share of the general liabilities of the Trust, which are normally allocated in proportion to the number of or the relative net asset values of all of the Trust's series at the time of allocation or in accordance with other allocation methods approved by the Board of Trustees. Subject to the provisions of the Declaration of Trust, determinations by the Board of Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to the Fund are conclusive.

Values are determined according to accepted accounting practices and all laws and regulations that apply. The assets of the Fund are valued as follows:

o Securities that are listed on a securities exchange are valued at the last quoted sales price at the time the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded by the Fund.

o Securities that are listed on an exchange and which are not traded on the valuation date are valued at the bid price.

o Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price.

o Temporary cash investments with maturities of 60 days or less will be valued at amortized cost, which approximates market value.

o Securities for which no current quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees of the Trust. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

For the fiscal year ended May 31, 2000, the total expenses of the Fund after fee waivers and reimbursements were $125,428. For the fiscal period June 29, 1988 (commencement of operations) to May 31, 1999, the total expenses of the Fund after fee waivers and reimbursements were $53,201.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Purchases. Shares of the Fund are offered and sold on a continuous basis and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Fund. Selling dealers have the responsibility of transmitting orders promptly to the Fund. The public offering price of shares of the Fund equals net asset value. Capital Investment Group, Inc. ("Distributor"), serves as distributor of shares of the Fund.

Redemptions. Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. The Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions.

In addition to the situations described in the Prospectus under "Redeeming Your Shares," the Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectus from time to time.


                            DESCRIPTION OF THE TRUST

The Trust is an unincorporated business trust organized under Massachusetts law on April 18, 1998 and is also an open-ended management investment company regulated under the 1940 Act. The Trust's Declaration of Trust authorizes the Board of Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Declaration of Trust currently provides for the shares of one series, the subject of the Prospectus and this SAI. The number of shares of each series shall be unlimited. The Trust does not intend to issue share certificates.

In the event of a liquidation or dissolution of the Trust or an individual series, such as the Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds or payments, that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders of all of the series of the Trust, including the Fund, will vote together and not separately on a series-by-series or class-by-class basis, except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A matter affects a series or class unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class.

When used in the Prospectus or this SAI, a "majority" of shareholders means the vote of the lesser of (1) 67% of the shares of the Trust or the applicable series or class present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Trust or the applicable series or class.

When issued for payment as described in the Prospectus and this SAI, shares of the Fund will be fully paid and non-assessable.

The Declaration of Trust provides that the Trustees of the Trust will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.


                     ADDITIONAL INFORMATION CONCERNING TAXES

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning and is based on tax laws and regulations that are in effect on the date hereof; such laws and regulations may be changed by legislative, judicial, or administrative action. Investors are advised to consult their tax advisors with specific reference to their own tax situations.

The Fund will be treated as a separate corporate entity under the Code and intends to qualify or remain qualified as a regulated investment company. In order to so qualify, each series must elect to be a regulated investment company or have made such an election for a previous year and must satisfy, in addition to the distribution requirement described in the Prospectus, certain requirements with respect to the source of its income for a taxable year. At least 90% of the gross income of each series must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income derived with respect to the series' business of investing in such stock, securities or currencies. Any income derived by a series from a partnership or trust is treated as derived with respect to the series' business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the series in the same manner as by the partnership or trust.

An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year. In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the investment company nor more than 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of the investment company's total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer. The Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

The Fund will designate any distribution of long term capital gains as a capital gain dividend in a written notice mailed to shareholders within 60 days after the close of the series' taxable year. Shareholders should note that, upon the sale or exchange of series shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long term capital loss to the extent of the capital gain dividends received with respect to the shares.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year a series does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as ordinary income to shareholders to the extent of the series' current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or 31% of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients."

Dividends paid by the Fund derived from net investment income or net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. Long-term capital gains distributions, if any, are taxable as long-term capital gains, whether received in cash or reinvested in additional shares, regardless of how long Fund shares have been held.

The Fund will send shareholders information each year on the tax status of dividends and disbursements. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or shares and no matter how long you have held Fund shares, even if they reduce the net asset value of shares below your cost and thus, in effect, result in a return of a part of your investment.


                     MANAGEMENT AND OTHER SERVICE PROVIDERS

The Board of Trustees of the Trust ("Trustees") is responsible for the management and supervision of the Fund. The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund. This section of the SAI provides information about the persons who serve as Trustees and officers to the Trust and Fund, respectively, as well as the entities that provide services to the Fund.

Trustees and Officers. The Trustees and executive officers of the Trust, their ages, and their principal occupations for the last five years are as follows:

--------------------------------------------- ------------------------------ ---------------------------------------------
                                              Position(s) with the Fund      Principal Occupation(s)
Name, Age and Address                         and/or Trust                   During Past 5 Years
--------------------------------------------- ------------------------------ ---------------------------------------------
Michael A. Farris, 42                         Trustee of the Trust           Director  of Finance,  H & M Company,  Inc.,
195 Record Drive                                                             Jackson, Tennessee, since 2000;
Henderson, Tennessee  38340                                                  Previously, Chief Financial Officer,
                                                                             BoWevil Express, LLC,
                                                                             Henderson, Tennessee
--------------------------------------------- ------------------------------ ---------------------------------------------
David R. Reed, 52                             Trustee of the Trust           Principal,
281 Reed Farm Road                                                           Newhouse, Ltd.,
Martin, Tennessee  38237                                                     Martin, Tennessee
--------------------------------------------- ------------------------------ ---------------------------------------------
Dan P. Shanklin, 61*                          Trustee and Chairman of the    Chairman,
1420 Osborne Street                           Trust                          Shanklin Capital Management, Inc.,
Suite B16                                                                    Humboldt, Tennessee
Humboldt, Tennessee
--------------------------------------------- ------------------------------ ---------------------------------------------
Tim L. Shanklin, 34*                          Trustee of the Trust           President,
1420 Osborne Street                           President of the Fund          Shanklin Capital Management, Inc.,
Suite B16                                                                    Humboldt, Tennessee
Humboldt, Tennessee
--------------------------------------------- ------------------------------ ---------------------------------------------
Mark A. Simmons, 32                           Trustee of the Trust           Senior Financial Analyst,
106 Harbor Village Dr., #102                                                 FDX Corporation,
Memphis, Tennessee  38103                                                    Memphis, Tennessee

--------------------------------------------- ------------------------------ ---------------------------------------------
C. Frank Watson, III, 30                      Secretary of the Trust         President,
105 North Washington Street                                                  The Nottingham Company, Inc.,
Rocky Mount, North Carolina  27802                                           Rocky Mount, North Carolina
--------------------------------------------- ------------------------------ ---------------------------------------------
Julian G. Winters, 31                         Treasurer and Assistant        Legal and Compliance Director,
105 North Washington Street                   Secretary of the Trust         The Nottingham Company, Inc.,
Rocky Mount, North Carolina  27802                                           Rocky Mount, North Carolina, since 1996;
                                                                             Previously, Operations Manager,
                                                                             Tar Heel Medical, Inc.,
                                                                             Nashville, North Carolina
--------------------------------------------- ------------------------------ ---------------------------------------------

   * Indicates that Trustee is an "interested person" of the Trust for purposes of the 1940 Act.


Compensation. The officers of the Trust will not receive compensation from the Trust for performing the duties of their offices. Each Trustee who is not an "interested person" of the Trust receives a fee of $500 each year plus expenses incurred in connection with attendance at each Board meeting.


                                      Compensation Table*

                                                  Pension
                                                 Retirement                            Total
                                Aggregate         Benefits         Estimated       Compensation
                              Compensation       Accrued As          Annual       from the Trust
     Name of Person,            From the        Part of Fund     Benefits Upon        Paid to
        Position                  Fund            Expenses         Retirement        Trustees
        --------                  ----            --------         ----------        --------

Michael A. Farris
Trustee                           $500               0                 0               $500

David R. Reed
Trustee                           $500               0                 0               $500

Mark A. Simmons
Trustee                           $500               0                 0               $500

   *  Figures are for the fiscal year ended May 31,  2000.
   ** Each of the Trustees serves as a Trustee to the Fund of the Trust.


Principal Holders of Voting Securities. As of September 14, 2000, the Trustees and Officers of the Trust as a group owned beneficially (i.e., had voting and/or investment power) less than 1% of the then outstanding shares of the Fund. On that same date, the following shareholders owned of record more than 5% of the outstanding shares of the Fund. Except as provided below, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of the Fund as of September 14, 2000.


Name and Address of                   Amount and Nature of
Beneficial Owner                      Beneficial Ownership             Percent
----------------                      --------------------             -------

Robert T. Plonien                      232,941.918 shares              19.389%
401 Morris Circle
Humboldt, Tennessee  38343

Robert D. Hickerson, III               104,469.521 shares               8.696%
5735 East Main Street
Trezevant, Tennessee  38258


Investment  Advisor.   Information  about  Shanklin  Capital  Management,   Inc.
("Advisor") and its duties and compensation as Advisor are contained in the Prospectus.

The Advisor will receive a monthly management fee equal to an annual rate of 0.85% of the average daily net assets of the Fund. For the fiscal year ended May 31, 2000, the Advisor received $26,009 after waivers of a portion of those fees. For the fiscal period June 29, 1988 (commencement of operations) to May 31, 1999, the Advisor received $2,057 of its fees after waivers of a portion of those fees.

The Advisor manages each Fund's investments in accordance with the stated policies of each Fund, subject to the approval of the Trust's Trustees. The Advisor is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Trustees to execute purchases and sales of securities. The portfolio manager for the Fund is Tim L. Shanklin, President of the Advisor. The Trust, the Advisor, and the Distributor each have adopted a Code of Ethics that permits its personnel, subject to such respective Code of Ethics, to invest in securities, including securities that may be purchased or held by a Fund. The Advisor's Code of Ethics subjects its employees' personal securities transactions to various restrictions to ensure that such trading does not disadvantage any Fund advised by the Advisor. In that regard, portfolio managers and other investment personnel of the Advisor must report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics. Portfolio managers and other investment personnel who comply with the Code of Ethics' procedures may be permitted to purchase, sell or hold securities which also may be or are held in Fund(s) they manage or for which they otherwise provide investment advice.

Under the Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from its reckless disregard of its duties and obligations under the Agreement.

Fund Accountant and Administrator. The Trust has entered into a Fund Accounting and Administration Agreement with The Nottingham Company, Inc. ("Administrator"), 105 North Washington Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069, pursuant to which the Administrator receives a fund administration fee at the annual rate of 0.15% of the average daily net assets of the Fund on the first $100 million; and 0.125% of its average daily net assets in excess of $100 million. In addition, the Administrator currently receives a base monthly fund accounting fee of $2,000 for accounting and recordkeeping services for the Fund. The Administrator also charges the Fund for certain costs involved with the daily valuation of investment securities and is reimbursed for out-of-pocket expenses. The Administrator charges a minimum fee of $3,000 per month for all of its fees taken in the aggregate, analyzed monthly.

For the fiscal year ended May 31, 2000, the Administrator received $15,059 in fund administration fees and $24,000 in fund accounting fees for its services to the Fund. For the fiscal period June 29, 1998 (commencement of operations) to May 31, 1999, the Administrator received $6,318 after fee waivers in fund administration fees and $22,000 in fund accounting fees for its services to the Fund.

The Administrator performs the following services for the Fund: (1) coordinates with the Custodian and monitors the services it provides to the Fund; (2) coordinates with and monitors any other third parties furnishing services to the Fund; (3) provides the Fund with necessary office space, telephones, and other communications facilities and personnel competent to perform administrative and clerical functions for the Fund; (4) supervises the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (5) prepares or supervises the preparation by third parties of all federal, state, and local tax returns and reports of the Fund required by applicable law; (6) prepares and, after approval by the Trust, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (7) prepares and, after approval by the Trust, arranges for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (8) reviews and submits to the officers of the Trust for their approval invoices or other requests for payment of Fund expenses and instruct the Custodian to issue checks in payment thereof; and (9) takes such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement. The Administrator also provides certain accounting and pricing services for the Fund.

Transfer Agent. The Trust has entered in a Dividend Disbursing and Transfer Agent agreement with NC Shareholder Services, LLC ("Transfer Agent"), a North Carolina limited liability company, to serve as transfer, dividend paying, and shareholder servicing agent for the Fund. The Transfer Agent is compensated based upon a $15.00 fee per shareholder per year, subject to a minimum fee of $750 per month. The address of the Transfer Agent is 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. For the fiscal year ended May 31, 2000, the Transfer Agent received $9,000 for its services to the Fund. For the fiscal period June 29, 1998 (commencement of operations) to May 31, 1999, the Transfer Agent received $8,250 for its services to the Fund.

Distributor. Capital Investment Group, Inc. ("Distributor"), Post Office Box 32249, Raleigh, North Carolina 27622, acts as principal underwriter and distributor of the Fund's shares for the purpose of facilitating the registration of shares of the Fund under state securities laws and to assist in sales of Fund shares pursuant to a Distribution Agreement ("Distribution Agreement") approved by the Board of Trustees of the Trust.

In this regard, the Distributor has agreed at its own expense to qualify as a broker-dealer under all applicable federal or state laws in those states which the Fund shall from time to time identify to the Distributor as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for the Fund.

The Distributor is a broker-dealer registered with the SEC and a member in good standing of the National Association of Securities Dealers, Inc.

Either party upon 60-days' prior written notice to the other party may terminate the Distribution Agreement.

Custodian. First Union National Bank ("Custodian"), 123 South Broad Street, Philadelphia, Pennsylvania 19109 serves as custodian for the Fund's assets. The Custodian acts as the depository for the Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund's request and maintains records in connection with its duties as Custodian. For its services as Custodian, the Custodian is entitled to receive from the Fund an annual fee based on the average net assets of the Fund held by the Custodian.

Independent Auditors. The firm of Deloitte & Touche, LLP, Princeton Forrestal Village, 116-300 Village Boulevard, Princeton, New Jersey 08540, serves as independent auditors for the Fund and audits the annual financial statements of the Fund, prepares the Fund's federal and state tax returns, and consults with the Fund on matters of accounting and federal and state income taxation. A copy of the most recent annual report of the Fund will accompany this SAI whenever it is requested by a shareholder or prospective investor.

Legal Counsel.  Dechert  serves as legal counsel to the Trust and the Fund.

Code of Ethics. The Trust and the Advisor each had adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust and the Advisor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities.


                          SPECIAL SHAREHOLDER SERVICES

The Fund offers the following shareholder services:

Regular Account. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date. As stated in the Prospectus, share certificates are not issued.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Administrator will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Systematic Withdrawal Plan. Shareholders owning shares with a value of $5,000 or more may establish a Systematic Withdrawal Plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September and December) in order to make the payments requested. The Fund has the capacity of electronically depositing the proceeds of the systematic withdrawal directly to the shareholder's personal bank account ($5,000 minimum per bank wire). Instructions for establishing this service are included in the Fund Shares Application, enclosed in the Prospectus, or available by calling the Fund. If the shareholder prefers to receive his systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within 7 days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see "Signature Guarantees" in the Prospectus). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed. No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Fund. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The Systematic Withdrawal Plan may be terminated at any time by the Fund upon sixty days written notice or by a shareholder upon written notice to the Fund. Applications and further details may be obtained by calling the Fund at 1-800-773-3863, or by writing to:

                            SCM Strategic Growth Fund
                           107 North Washington Street
                              Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365

Purchases in Kind. The Fund may accept securities in lieu of cash in payment for the purchase of shares in the Fund. The acceptance of such securities is at the sole discretion of the Advisor based upon the suitability of the securities accepted for inclusion as a long term investment of the Fund, the marketability of such securities, and other factors which the Advisor may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in "Purchase and Redemption Price" in the Prospectus.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future, which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case, the Board of Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.

Transfer of Registration. To transfer shares to another owner, send a written request to the Fund at the address shown herein. Your request should include the following: (1) the Fund name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number and how dividends and capital gains are to be distributed; (4) signature guarantees (See the Prospectus under the heading "Signature Guarantees"); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Fund.


                      ADDITIONAL INFORMATION ON PERFORMANCE

From time to time, the total return of the Fund may be quoted in advertisements, sales literature, shareholder reports or other communications to shareholders. The Fund computes the "average annual total return" of the Fund by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by determining the ending redeemable value of a hypothetical $1,000 initial payment. This calculation is as follows:

                 P(1+T)n = ERV

       Where:    T =   average annual total return.
                 ERV = ending  redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.
                 P =   hypothetical  initial  payment of $1,000  from which  the
                       maximum sales load is deducted.
                 n =   period covered by the computation,  expressed in terms of
                       years.

The Fund may also compute the aggregate total return of the Fund, which is calculated in a similar manner, except that the results are not annualized.

The calculation of average annual total return and aggregate total return assume that there is a reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

The total return of the Fund for the fiscal year ended May 31, 2000 was -0.98%. The average annual total return of the Fund for the period from commencement of operations (June 29, 1998) to May 31, 2000 was 1.42%. The cumulative total return of the Fund for the period from commencement of operations (June 29, 1998) to May 31, 2000 was 2.74%.

The Fund's performance may be compared in advertisements, sales literature, shareholder reports, and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Fund may compare its performance to the S&P 500 Index, the Lehman Aggregate Bond Index, or a combination of such indices. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters or financial periodicals. The Fund may also occasionally cite statistics to reflect its volatility and risk.

The Fund's performance fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of total return as described above. As indicated, from time to time, the Fund may advertise its performance compared to similar funds or portfolios using certain indices, reporting services, and financial publications. These may include the following:

o Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Investors may use such indices in addition to the Fund's Prospectus to obtain a more complete view of the Fund's performance before investing. Of course, when comparing the Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price. Advertisements and other sales literature for the Fund may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

From time to time the Fund may include in advertisements and other communications information, charts, and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody's). The Fund may also depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.


                              FINANCIAL STATEMENTS

The  audited  financial  statements  for the  fiscal  year  ended May 31,  2000,
including   the  financial   highlights   appearing  in  the  Annual  Report  to
shareholders, are incorporated by reference and made a part of this document.

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

The Fund may acquire from time to time fixed income securities that meet the following minimum rating criteria ("Investment-Grade Debt Securities") (or if not rated, of equivalent quality as determined by the Advisor). Not more than 50% of the total fixed income portion of the portfolio (not more than 15% of the Fund's assets) will be invested in fixed income securities that are not Investment-Grade Debt Securities. The various ratings used by the nationally recognized securities rating services are described below.

A rating by a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Advisor believes that the quality of fixed income securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

Standard & Poor's Ratings Services. The following summarizes the highest four ratings used by Standard & Poor's Ratings Services ("S&P") for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

       AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity of the obligor to meet its financial commitment on the obligation.

       AA - Debt rated AA differs from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

       A - Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

       BBB - Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Bonds rated BB, B, CCC, CC and C are not considered by the Advisor to be Investment-Grade Debt Securities and are regarded, on balance, as having significant speculative characteristics with respect to the obligor's capacity to meet its financial commitment on the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds may have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating SP-1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation. The rating SP-2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Moody's Investors Service, Inc. The following summarizes the highest four ratings used by Moody's Investors Service, Inc. ("Moody's") for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

       Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

       Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

       A - Debt which is rated A possesses many favorable investment attributes and is to be considered as an upper medium grade obligation. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

       Baa - Debt which is rated Baa is considered as a medium grade obligation, i.e., it is neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such debt lacks outstanding investment characteristics and in fact has speculative characteristics as well.

Moody's applies numerical modifiers (l, 2 and 3) with respect to bonds rated Aa, A and Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. Bonds which are rated Ba, B, Caa, Ca or C by Moody's are not considered Investment-Grade Debt Securities by the Advisor. Bonds rated Ba are judged to have speculative elements because their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class, because the protection of interest and principal payments often may be very moderate and not well safeguarded.

Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the security over any long period for time may be small. Bonds which are rated Caa are of poor standing. Such securities may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or supporting institutions) are considered to have a superior ability for repayment of short-term promissory obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternative liquidity. Issuers rated Prime-2 (or supporting institutions) are considered to have a strong ability for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings' trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriated may be more affected by external conditions. Ample alternate liquidity is maintained.

The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:

       MIG-l; VMIG-l - Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

       MIG-2; VMIG-2 - Obligations bearing these designations are of a high quality with ample margins of protection.

Duff & Phelps Credit Rating Co. The following summarizes the highest four ratings used by Duff & Phelps Credit Rating Co. ("D&P") for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

       AAA - Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

       AA - Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

       A - Bonds rated A have average but adequate protection factors. The risk factors are more variable and greater in periods of economic stress.

       BBB - Bonds rated BBB have below-average protection factors but are still considered sufficient for prudent investment. There is considerable variability in risk during economic cycles.

Bonds rated BB, B and CCC by D&P are not considered Investment-Grade Debt Securities and are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and make principal payments in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation.

The rating Duff l is the highest rating assigned by D&P for short-term debt, including commercial paper. D&P employs three designations, Duff l+, Duff 1 and Duff 1- within the highest rating category. Duff l+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. Duff 1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Fitch Investors Service, Inc. The following summarizes the highest four ratings used by Fitch Investors Service, Inc. ("Fitch") for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

       AAA - Bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

       AA - Bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

       A - Bonds that are rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

       BBB - Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within a rating category. A "ratings outlook" is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative". The absence of a designation indicates a stable outlook.

Bonds rated BB, B and CCC by Fitch are not considered Investment-Grade Debt Securities and are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and make principal payments in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation.

The following summarizes the two highest ratings used by Fitch for short-term notes, municipal notes, variable rate demand instruments and commercial paper:

       F-1+ - Instruments assigned this rating are regarded as having the strongest degree of assurance for timely payment.

       F-1 - Instruments assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

The term symbol "LOC" indicates that the rating is based on a letter of credit issued by a commercial bank.

________________________________________________________________________________


                                  SCM STRATEGIC
                                   GROWTH FUND

________________________________________________________________________________

                      a series of the SCM Investment Trust




                               Annual Report 2000


                            FOR THE YEAR ENDED MAY 31




                               INVESTMENT ADVISOR
                        Shanklin Capital Management, Inc.
                               1420 Osborne Street
                                    Suite B16
                               Humboldt, TN 38343
                                 1-901-784-4444


                            SCM STRATEGIC GROWTH FUND
                           107 North Washington Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-525-3863





This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor the fund's distributor is a bank.

For more information about the SCM Strategic Growth Fund, including charges and expenses, call the fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

                                                                       SCM FUNDS


Dear Fellow Shareholders:

We are pleased to provide you with this annual report for the SCM Strategic Growth Fund for the fiscal year ending May 31, 2000. Over this twelve-month period, the Fund produced a total return of -0.98%. Consequently, the Fund underperformed both the Russell 3000 Index (10.45%) and the Lipper Flexible Portfolio Fund Index (5.77%).

This twelve-month performance "snapshot" differs dramatically from the previous quarter ended March 31st. At that time, the Fund closed at $11.44 -- up 16.59% in one year and up 5.63% for the first three months of calendar year 2000. Both respectable absolute and relative returns. The collapse which followed in April and May was swift and discouraging, but no doubt probably long overdue. As evidenced by the table below, the technology-laden Nasdaq Composite Index suffered most. However, no particular sector or index was entirely immune to the plummet in stock prices.


                                                                        YTD through      Mar. 31, 2000 to      May 28, 1999 to
                                                                       May 31, 2000        May 31,2000          May 31, 2000
                                                                       ------------        -----------          ------------

SCM Strategic Growth Fund (closing price on May 31, 2000: $10.25)         -5.36%             -10.40%               -0.98%
Nasdaq Composite Index                                                   -16.43%             -25.63%               37.66%
Dow Jones Industrial Average                                              -8.48%              -3.66%               -0.35%
Russell 3000 Index                                                        -2.44%              -6.30%               10.45%
Wilshire 5000 Index (Best measure of the entire U.S. stock market)        -5.50%              -8.70%                8.99%


The performance gap between the few technology favorites and the many also-rans had reached epic proportions. One analyst calculated that current valuation levels were so far from market norms that they should occur only once every 285 billion years. For many months investors tried to justify ever higher stock prices for companies with no earnings and little prospect for earnings in the coming years. While there are many proposed reasons why stocks dropped so dramatically, it would simply seem unsustainable price valuations were the primary culprit.

The dominant pricing tool for top-performing equities had become a multiple of forward revenues. It appears that the market revalued these stocks to more conventional and traditional techniques tied to earnings. When this occurs prices can easily get cut in half, which in many cases is exactly what we've seen.

Another factor may have been the market's appetite for initial public offerings (IPO's). Over long time periods, fundamentals move stock prices, particularly earnings growth. However, over short periods, supply/demand and investor psychology may often drive prices. The recent IPO market has seen companies go public that in less exuberant times would have remained private for several more years. Many retail investors essentially became mid-stage venture capital investors--sharing the lofty return expectations of professional venture capitalists without sharing the same understanding of the risk. This high return/low risk expectation drove margin borrowing to record highs. Leverage then intensified recent stock price declines, as those investors who borrowed had to sell to cover losses.

A "benefit" to the stock market correction is that concerns over a "bubble" have been greatly reduced. Asset prices have long been a source of worry at the Federal Reserve. With a decline in stock prices, the Fed's policies are likely to be more accommodative in the future than they otherwise would have been. This will help to ensure the long-term health of the market, and do much more good than any harm a short-term setback will cause. Furthermore, a positive shift in economic sentiment during the last days of May spurred the markets to gains. Recent reports have indicated that certain sectors of the economy may in fact be slowing. This has many economists reducing the time and magnitude of future Fed rate increases. We caution, however, that the Fed may not be done raising rates so long as consumer demand remains high.

Our near-term outlook calls for more volatility, but this should not be a major concern. Wealth is built over the long-term, and our outlook remains positive. The long-term underlying trends moving this market are still in place. "Baby-boomers" are getting older and saving for their retirement. Labor remains tight, which means businesses will continue to invest in capital as a substitute for labor. Major investment continues in communications, led by soaring demand for wireless and internet services. These trends coupled with strong economic growth and low to moderate inflation, should fuel stocks to at least average to above-average annualized returns for the next several years. Just be mindful, there will be more bumps along the way.

The stock market frequently acts like a mirror, reflecting investor confidence levels, but what ultimately drives the price of any one stock is the underlying value of the corporation. For this reason, we continue to primarily invest in quality managed companies with highly visible earnings. When the market recovers, we find these stocks will have usually held up better and rebound faster than lower quality stocks with little or no earnings.

Portfolio Notes
---------------

The market's recent descent made some previously overvalued stocks attractive again -- particularly within the technology sector. At the end of the last reporting period, November 1999, the Fund had approximately 78% of its total net assets allocated to stocks. By May 31st , that figured had increased to 84%. In addition, thirty-nine percent of the Fund's equity holdings were classified as either low-tech or hi-tech. This is a modest increase from the last semi-annual report and represents the Fund's highest allocation to technology since inception. As currently structured, we believe the Fund's fifty-four equity positions demonstrate an appropriate balance between growth and value.

Since year-end, the Fund's technology holdings, as a group, have performed well despite the "noise" of April and May. Scientific-Atlanta (SFA), a benefactor of the internet's expansion to TV, has been the Fund's stellar performer adding 82% since December 31. SFA is followed by BEI Technologies (BEIQ) and Insight Enterprises (NSIT). BEIQ and NSIT, both low-tech ideas, have each appreciated by at least forty-percent since being acquired in March and April. Despite such impressive short-term performance, we believe they can return even more over time. Other non-tech positions have also contributed favorably to the Fund's year-to-date results. These include Tidewater Inc. (TDW), an oil and energy services firm profiting from higher energy costs, Kansas City Southern Industries (KSU), Medtronic (MDT), and Southwest Airlines (LUV). Most of these are higher by at least 25 percent.

On the other hand, we tactfully mention that some of the Fund's holdings have not performed as we would hope. The apparent slowdown in the economy, particularly in mortgage lending and consumer spending, has been especially hard on retailers like Home Depot (HD) and Target (TGT). A few companies, Stillwater Mining (SWC) and BMC Software (BMCS) come to mind, have been sidelined by operational issues which when resolved should further enhance their business prospects. We are content to wait and see. Even one of the blue-chip technology companies, Lucent Technologies (LU), has had a tough go so far this calendar year after falling short of Wall Street's expectations.

There is an old saying that "getting rich quick doesn't work. . .getting rich slow does." We have never tried to make money fast for our clients. We manage a blend of asset classes to control risk and safely seek capital appreciation. We manage money, in other words, to create long-term wealth. Despite the market's spring swoon, we are committed to the "bigger picture" and remain confident long-term investors will be ultimately rewarded.

Sincerely,


/s/ Dan Shanklin                           /s/ Tim Shanklin

Dan Shanklin                                Tim Shanklin
Chairman                                    Portfolio Manager


P.S. The day this report was sent to the printer (7/14), the closing price of the Fund was $11.22.

                           SCM STRATEGIC GROWTH FUND

                    Performance Update - $10,000 Investment
         For the period from June 29, 1998 (Commencement of Operations)
                                to May 31, 2000


[LINE GRAPH HERE]
--------------------------------------------------------------------------------
              SCM Strategic                                Lipper Flexible
               Growth Fund       Russell 3000 Index      Portfolio Fund Index
--------------------------------------------------------------------------------
 6/29/98         $10,000              $10,000                   $10,000
 8/31/98           7,770                8,287                     8,930
11/30/98           8,700               10,108                    10,125
 2/28/99           9,504               10,720                    10,438
 5/31/99          10,376               11,395                    10,819
 8/31/99           9,945               11,473                    10,838
11/30/99          10,486               12,207                    11,121
 2/29/00          10,815               12,598                    11,337
 5/31/00          10,274               12,740                    11,442


This graph depicts the performance of the SCM Strategic Growth Fund versus the Russell 3000 Index and the Lipper Flexible Portfolio Fund Index. It is important to note that the SCM Strategic Growth Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


Average Annual Total Returns

---------------------     ----------------------------------------
   One Year Period             Since 6/29/98 (commencement of
    Ended 5/31/00                  operations) to 5/31/00
---------------------     ----------------------------------------
       (0.98)%                              1.42%
---------------------     ----------------------------------------


The graph assumes an initial $10,000 investment at June 29, 1998 (commencement of operations). All dividends and distributions are reinvested.

At May 31, 2000, the SCM Strategic Growth Fund would have grown to $10,274 - a cumulative total investment return of 2.74% since June 29, 1998.

At May 31, 2000, a similar investment in the Russell 3000 Index would have grown to $12,740 - a cumulative total investment return of 27.40%; and the Lipper Flexible Portfolio Fund Index would have grown to $11,442 - a cumulative total investment return of 14.42% since June 29, 1998.

Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                      SCM STRATEGIC GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2000

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                        Shares            (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 84.23%

       Auto Parts - Original Equipment - 1.82%
            Johnson Controls, Inc. .....................................................                 3,250           $   185,047
                                                                                                                         -----------

       Broadcast - Radio & Television - 1.55%
         (a)Pixar, Inc. ................................................................                 4,600               157,550
                                                                                                                         -----------

       Commercial Services - 5.52%
         (a)Concord EFS, Inc. ..........................................................                 8,415               204,064
            Equifax Inc. ...............................................................                 6,800               188,275
         (a)NOVA Corporation ...........................................................                 5,750               168,906
                                                                                                                         -----------
                                                                                                                             561,245
                                                                                                                         -----------
       Computer Hardware & Software - 2.28%
         (a)Insight Enterprises, Inc. ..................................................                 5,100               231,412
                                                                                                                         -----------

       Computer Software & Services - 8.46%
         (a)Acxiom Corporation .........................................................                 6,915               202,264
         (a)BMC Software, Inc. .........................................................                 4,100               180,400
         (a)Cisco Systems, Inc. ........................................................                 3,380               192,660
         (a)Oracle Corporation .........................................................                 2,475               177,891
         (a)RealNetworks, Inc. .........................................................                 2,930               106,396
                                                                                                                         -----------
                                                                                                                             859,611
                                                                                                                         -----------
       Computers - 7.88%
         (a)Dell Computer Corporation ..................................................                 4,820               207,862
         (a)NCR Corporation ............................................................                 5,205               219,586
         (a)Sun Microsystems, Inc. .....................................................                 2,400               183,900
         (a)Xircom, Inc. ...............................................................                 4,600               189,750
                                                                                                                         -----------
                                                                                                                             801,098
                                                                                                                         -----------
       Diversified Operations - 1.60%
            Minnesota Mining and Manufacturing Company .................................                 1,900               162,925
                                                                                                                         -----------

       Electronics - 2.38%
            BEI Technologies, Inc. .....................................................                 2,300                41,400
         (a)SCI Systems, Inc. ..........................................................                 4,460               200,700
                                                                                                                         -----------
                                                                                                                             242,100
                                                                                                                         -----------
       Electronics - Semiconductor - 4.23%
         (a)Advanced Micro Devices, Inc. ...............................................                 2,100               171,019
            Intel Corporation ..........................................................                 2,075               258,597
                                                                                                                         -----------
                                                                                                                             429,616
                                                                                                                         -----------
       Financial Services - 3.23%
         (a)Pre-Paid Legal Services, Inc. ..............................................                 5,300               159,994
         (a)The Profit Recovery Group International, Inc. ..............................                 9,300               168,562
                                                                                                                         -----------
                                                                                                                             328,556
                                                                                                                         -----------

                                                                                                                         (Continued)

                                                      SCM STRATEGIC GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2000

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                        Shares            (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Financial - Banks, Money Center - 6.28%
         (a)Cumberland Bancorp, Inc. ...................................................                20,000           $   255,000
            J.P. Morgan & Co. Incorporated .............................................                 1,500               193,125
            National Commerce Bancorporation ...........................................                10,000               190,000
                                                                                                                         -----------
                                                                                                                             638,125
                                                                                                                         -----------
       Financial - Securities Brokers - 1.95%
            The Charles Schwab Corporation .............................................                 7,020               198,754
                                                                                                                         -----------

       Lodging - 0.47%
         (a)Brookdale Living Communities, Inc. .........................................                 3,500                48,125
                                                                                                                         -----------

       Medical Supplies - 4.22%
            Medtronic, Inc. ............................................................                 4,982               257,196
         (a)Renal Care Group, Inc. .....................................................                 7,205               172,019
                                                                                                                         -----------
                                                                                                                             429,215
                                                                                                                         -----------
       Mining - 1.27%
         (a)Stillwater Mining Company ..................................................                 4,600               129,087
                                                                                                                         -----------

       Oil & Gas - Domestic - 1.56%
         (a)Louis Dreyfus Natural Gas Corp. ............................................                 4,900               158,331
                                                                                                                         -----------

       Oil & Gas - Equipment & Services - 2.30%
            Tidewater Inc. .............................................................                 6,000               233,250
                                                                                                                         -----------

       Oil & Gas - International - 1.84%
            Exxon Mobil Corporation ....................................................                 2,240               186,620
                                                                                                                         -----------

       Retail - Department Stores - 1.88%
            Wal-Mart Stores, Inc. ......................................................                 3,310               190,739
                                                                                                                         -----------

       Retail - General Merchandise - 4.23%
         (a)Dollar Tree Stores, Inc. ...................................................                 4,265               253,768
            Target Corporation .........................................................                 2,810               176,152
                                                                                                                         -----------
                                                                                                                             429,920
                                                                                                                         -----------
        Retail - Specialty Line - 1.56%
            The Home Depot, Inc. .......................................................                 3,235               158,110
                                                                                                                         -----------





                                                                                                                         (Continued)

                                                      SCM STRATEGIC GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2000

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                        Shares            (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Telecommunications - 5.98%
         (a)JDS Uniphase Corporation ...................................................                 1,350           $   118,800
         (a)MasTec, Inc. ...............................................................                 2,800               191,450
         (a)Nextel Communications, Inc. ................................................                 1,185               109,761
            SBC Communications Inc. ....................................................                 4,295               187,638
                                                                                                                         -----------
                                                                                                                             607,649
                                                                                                                         -----------
       Telecommunications Equipment - 4.82%
            American Tower Corporation .................................................                 4,000               148,500
            Lucent Technologies Inc. ...................................................                 3,300               189,337
            Scientific-Altanta, Inc. ...................................................                 2,700               152,213
                                                                                                                         -----------
                                                                                                                             490,050
                                                                                                                         -----------
       Transportation - Air - 3.72%
         (a)FedEx Corp. ................................................................                 4,645               164,317
            Southwest Airlines Co. .....................................................                11,150               213,941
                                                                                                                         -----------
                                                                                                                             378,258
                                                                                                                         -----------
       Transportation - Rail - 1.72%
            Kansas City Southern Industries, Inc. ......................................                 2,600               174,850
                                                                                                                         -----------

       Utilities - Telecommunications - 1.48%
         (a)WorldCom, Inc. .............................................................                 4,000               150,500
                                                                                                                         -----------

            Total Common Stocks (Cost $6,937,779) ............................................................             8,560,743
                                                                                                                         -----------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Interest          Maturity
                                                                  Principal           Rate              Date
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 10.18%

       United States Treasury Note ..........................     $150,000           5.000%           02/28/01               148,230
       United States Treasury Note ..........................      120,000           5.125%           08/31/00               119,794
       United States Treasury Strip .........................      185,000           0.000%           11/15/00               179,747
       Federal Home Loan Bank ...............................      150,000           6.810%           01/25/02               148,875
       Federal National Mortgage Association ................      150,000           5.625%           02/20/04               141,422
       Federal National Mortgage Association ................      150,000           6.570%           06/27/02               147,937
       Federal National Mortgage Association ................      150,000           7.000%           12/27/02               148,359
                                                                                                                         -----------

            Total U.S. Government and Agency Obligations (Cost $1,041,719) ...................................             1,034,364
                                                                                                                         -----------




                                                                                                                         (Continued)

                                                      SCM STRATEGIC GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2000

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                        Shares            (note 1)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANIES - 5.37%

       Evergreen Money Market Treasury Institutional Money
            Market Fund Institutional Service Shares ...................................               374,341           $   374,341
       Evergreen Money Market Treasury Institutional Treasury
            Money Market Fund Institutional Service Shares .............................               171,027               171,027
                                                                                                                         -----------

            Total Investment Companies (Cost $545,368) .......................................................               545,368
                                                                                                                         -----------


Total Value of Investments (Cost $8,524,866 (b)) .......................................                 99.78%          $10,140,475
Other Assets Less Liabilities ..........................................................                  0.22%               22,753
                                                                                                        ------           -----------
       Net Assets ......................................................................                100.00%          $10,163,228
                                                                                                        ======           ===========





       (a)  Non-income producing investment.

       (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation
            (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

            Unrealized appreciation ...........................................................................         $ 1,744,175
            Unrealized depreciation ...........................................................................            (128,566)
                                                                                                                        -----------

                            Net unrealized appreciation .......................................................         $ 1,615,609
                                                                                                                        ===========



















See accompanying notes to financial statements


                                                      SCM STRATEGIC GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                            May 31, 2000


ASSETS
       Investments, at value (cost $8,524,866) .........................................................                $10,140,475
       Income receivable ...............................................................................                     23,450
       Deferred organization expenses, net (note 3) ....................................................                     16,602
                                                                                                                        -----------

            Total assets ...............................................................................                 10,180,527
                                                                                                                        -----------

LIABILITIES
       Accrued expenses ................................................................................                     14,721
       Disbursements in excess of cash on demand deposit ...............................................                      2,578
                                                                                                                        -----------

            Total liabilities ..........................................................................                     17,299
                                                                                                                        -----------

NET ASSETS
       (applicable to 991,813 shares outstanding; unlimited
        shares of no par value beneficial interest authorized) .........................................                $10,163,228
                                                                                                                        ===========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
       ($10,163,228 / 991,813 shares) ..................................................................                     $10.25
                                                                                                                        ===========

NET ASSETS CONSIST OF
       Paid-in capital .................................................................................                $ 9,261,585
       Undistributed net investment oincome ............................................................                     20,054
       Accumulated net realized loss on investments ....................................................                   (734,020)
       Net unrealized appreciation on investments ......................................................                  1,615,609
                                                                                                                        -----------
                                                                                                                        $10,163,228
                                                                                                                        ===========




















See accompanying notes to financial statements

                                                      SCM STRATEGIC GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                       Year ended May 31, 2000



INVESTMENT INCOME

       Income
            Interest .......................................................................................              $  82,924
            Dividends ......................................................................................                 65,166
                                                                                                                          ---------

                  Total income .............................................................................                148,090
                                                                                                                          ---------

       Expenses
            Investment advisory fees (note 2) ..............................................................                 85,337
            Fund administration fees (note 2) ..............................................................                 15,059
            Custody fees ...................................................................................                  4,137
            Registration and filing administration fees (note 2) ...........................................                    650
            Fund accounting fees (note 2) ..................................................................                 24,000
            Audit fees .....................................................................................                 10,530
            Legal fees .....................................................................................                  5,271
            Securities pricing fees ........................................................................                  3,355
            Shareholder recordkeeping fees .................................................................                  9,000
            Shareholder servicing expenses .................................................................                  6,908
            Registration and filing expenses ...............................................................                  1,931
            Printing expenses ..............................................................................                  5,369
            Amortization of deferred organization expenses (note 3) ........................................                  5,413
            Trustee fees and meeting expenses ..............................................................                  1,832
            Other operating expenses .......................................................................                  5,964
                                                                                                                          ---------

                  Total expenses ...........................................................................                184,756
                                                                                                                          ---------

                  Less investment advisory fees waived (note 2) ............................................                (59,328)
                                                                                                                          ---------

                  Net expenses .............................................................................                125,428
                                                                                                                          ---------

                       Net investment income ...............................................................                 22,662
                                                                                                                          ---------

REALIZED AND UNREALIZED (LOSS) GAIN ON INVESTMENTS

       Net realized loss from investment transactions ......................................................               (322,126)
       Increase in unrealized appreciation on investments ..................................................                298,798
                                                                                                                          ---------

            Net realized and unrealized loss on investments ................................................                (23,328)
                                                                                                                          ---------

                  Net decrease in net assets resulting from operations .....................................              $    (666)
                                                                                                                          =========








See accompanying notes to financial statements


                                                      SCM STRATEGIC GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS




------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Year ended           Period ended
                                                                                                    May 31,               May 31,
                                                                                                     2000                1999 (b)
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

       Operations
           Net investment income ....................................................             $    22,662           $    15,111
           Net realized loss from investment transactions ...........................                (322,126)             (411,894)
           Increase in unrealized appreciation on investments .......................                 298,798             1,316,811
                                                                                                  -----------           -----------

                Net (decrease) increase in net assets resulting from operations .....                    (666)              920,028
                                                                                                  -----------           -----------

       Distributions to shareholders from
           Net investment income ....................................................                  (9,538)               (8,181)
                                                                                                  -----------           -----------

       Capital share transactions
           Increase in net assets resulting from capital share transactions (a) .....               1,566,857             7,694,728
                                                                                                  -----------           -----------

                     Total increase in net assets ...................................               1,556,653             8,606,575

NET ASSETS

       Beginning of period ..........................................................               8,606,575                     0
                                                                                                  -----------           -----------

       End of period (including undistributed net investment income
                       of $20,054 in 2000 and $6,930 in 1999) .......................             $10,163,228           $ 8,606,575
                                                                                                  ===========           ===========




(a) A summary of capital share activity follows:
                                                ------------------------------------------------------------------------------------
                                                                  Year ended                                Period ended
                                                                 May 31, 2000                             May 31, 1999 (b)

                                                        Shares                 Value                Shares                 Value
                                                ------------------------------------------------------------------------------------

Shares sold ...............................               411,852           $ 4,256,521               865,908           $ 8,035,651
Shares issued for reinvestment
       of distributions ...................                   882                 9,538                   878                 8,181
                                                      -----------           -----------           -----------           -----------

                                                          412,734             4,266,059               866,786             8,043,832

Shares redeemed ...........................              (252,058)           (2,699,202)              (35,649)             (349,104)
                                                      -----------           -----------           -----------           -----------

       Net increase .......................               160,676           $ 1,566,857               831,137           $ 7,694,728
                                                      ===========           ===========           ===========           ===========





(b) For the period from June 1, 1998 (initial seed date) to May 31, 1999.



See accompanying notes to financial statements


                                                      SCM STRATEGIC GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)






------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year ended           Period ended
                                                                                                May 31,               May 31,
                                                                                                 2000                1999 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ..........................................                    $10.36                $10.00

      (Loss) income from investment operations
           Net investment income ..............................................                      0.02                  0.02 (b)
           Net realized and unrealized (loss) gain on investments .............                     (0.12)                 0.35 (b)
                                                                                              -----------           -----------

                Total from investment operations ..............................                     (0.10)                 0.37
                                                                                              -----------           -----------

      Distributions to shareholders from
           Net investment income ..............................................                     (0.01)                (0.01)
                                                                                              -----------           -----------

Net asset value, end of period ................................................                    $10.25                $10.36
                                                                                              ===========           ===========


Total return ..................................................................                     (0.98)%                3.76 %
                                                                                              ===========           ===========


Ratios/supplemental data

      Net assets, end of period ...............................................               $10,163,228           $ 8,606,575
                                                                                              ===========           ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ......................                      1.84 %                2.68 %(c)
           After expense reimbursements and waived fees .......................                      1.25 %                1.25 %(c)

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ......................                     (0.37)%               (1.07)%(c)
           After expense reimbursements and waived fees .......................                      0.23 %                0.35 %(c)


      Portfolio turnover rate .................................................                    113.59 %               45.51 %




(a) For the period from June 29, 1998 (commencement of operations) to May 31, 1999.
(b) Includes  undistributed  net investment  income of $0.00 per share and  undistributed net realized gains and unrealized gains of
    $0.00 per share, from June 1, 1998 (seed date) through June 29, 1998 (commencement of operations).
(c) Annualized.




See accompanying notes to financial statements


                            SCM STRATEGIC GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2000



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The SCM Strategic Growth Fund (the "Fund"), an open-ended investment company, is a diversified series of shares of beneficial interest of The SCM Investment Trust (the "Trust"). The Trust was organized on April 18, 1998 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to provide its shareholders with a maximum total return consisting of any combination of realized and unrealized capital appreciation. Current income is of secondary importance. The Fund will seek to achieve this objective by investing primarily in a flexible portfolio of equity securities, fixed income securities, and money market instruments. The Fund was initially seeded on June 1, 1998. The Fund had no net investment income, or net realized and unrealized gains from the seed date through the commencement of operations, or June 29, 1998. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

               The Fund has capital loss carryforwards for federal income tax purposes of $734,020, $411,894 of which expires in the year 2007 and $322,126 of which expires in the year 2008. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforwards have been offset or expire.

         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending May 31.

         E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


                                                                     (Continued)

                            SCM STRATEGIC GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2000



NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Shanklin Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.85% of the Fund's average daily net assets.

         The Advisor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.25% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $59,328 ($0.06 per share) for the year ended May 31, 2000.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.15% of the Fund's first $100 million of average daily net assets, and 0.125% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,000 for accounting and recordkeeping services. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $3,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

         North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.


NOTE 3 - DEFERRED ORGANIZATION EXPENSES

         All expenses of the Fund incurred in connection with its organization and the registration of its shares have been assumed by the Fund. The organization expenses are being amortized over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $12,106,175 and $10,659,224, respectively, for the year ended May 31, 2000.

INDEPENDENT AUDITORS' REPORT


To the  Board of  Trustees  and   Shareholders  of  SCM  Investment   Trust  and
  Shareholders of SCM Strategic Growth Fund:

We have audited the accompanying statement of assets and liabilities of SCM Strategic Growth Fund, including the portfolio of investments, as of May 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended May 31, 2000 and 1999, and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of May 31, 2000, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of SCM Strategic Growth Fund as of May 31, 2000, the results of its operations for the year ended, and the changes in its net assets and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.



/s/ Deloitte & Touche LLP

Deloitte & Touche LLP

Princeton, New Jersey
June 23, 2000

                      THIS PAGE FOR NOTES AND COMPUTATIONS

SCM Funds
P. O. Box 4365
Rocky Mount, NC  27803-0365

                                     PART C
                                     ======

                              SCM INVESTMENT TRUST

                                    FORM N-1A

                                OTHER INFORMATION


ITEM 23.  Exhibits
          --------

(a)      Declaration of Trust.^1

(b)      By-Laws.^1

(c) Certificates for shares are not issued. Articles V, VI, VIII, and X of the Declaration of Trust, previously filed as Exhibit (a) hereto, define the rights of holders of Shares.^1

(d) Investment Advisory Agreement between the SCM Investment Trust and Shanklin Capital Management, Inc., as Advisor.^3

(e) Distribution Agreement between the SCM Investment Trust and Capital Investment Group, Inc., as Distributor.^3

(f)      Not Applicable.

(g) Custodian Agreement between the SCM Investment Trust and First Union National Bank, as Custodian.^3

(h)(1) Fund Accounting and Compliance Administration Agreement between the SCM Investment Trust and The Nottingham Company, Inc., as Administrator.^3

(h)(2) Dividend Disbursing and Transfer Agent Agreement between the SCM Investment Trust and NC Shareholder Services, LLC, as Transfer Agent.^3

(h)(3) Expense Limitation Agreement between the SCM Investment Trust and Shanklin Capital Management, Inc. with respect to the SCM Strategic Growth Fund.^3

(h)(4) Amended and Restated Expense Limitation Agreement between the SCM Investment Trust and Shanklin Capital Management, Inc. with respect to the SCM Strategic Growth Fund.

(i)(1) Opinion and Consent of Poyner & Spruill LLP, Counsel, regarding the legality of securities being registered with respect to the SCM Strategic Growth Fund.^2

(i)(2)   Consent of Dechert,  Counsel,  with respect to the SCM Strategic Growth
         Fund.

(j) Consent of Deloitte & Touche LLP, Independent Public Accountants, with respect to the SCM Strategic Growth Fund.

(k)      Not applicable.

(l)      Initial Stock Subscription Agreement.^3

(m)      Distribution Plan under Rule 12b-1 for the SCM Strategic Growth Fund.^3

(n)      Not applicable.

(p)(1)   Code of Ethics for the SCM Investment Trust.

(p)(2)   Code of Ethics for Shanklin Capital Management, Inc.

(q)      Copies of Power of Attorney.^2

-----------------------
1. Incorporated herein by reference to SCM Investment Trust's Registration Statement on Form N-1A filed April 9, 1998 (File No. 333-49831).

2. Incorporated herein by reference to SCM Investment Trust's Registration Statement on Form N-1A Pre-Effective Amendment No. 1 filed June 24, 1998 (File No. 333-49831).

3. Incorporated herein by reference to SCM Investment Trust's Registration Statement on Form N-1A Post-Effective Amendment No. 1 filed August 2, 1999 (File No. 333-49831).


ITEM 24.  Persons Controlled by or Under Common Control with the Registrant
          -----------------------------------------------------------------

         No person is controlled by or under common control with the SCM Investment Trust.


ITEM 25.  Indemnification
          ---------------

         With respect to indemnification of any directors, officer, underwriter or affiliated person of the Trust for liability incurred in those persons official capacity, Article V, Section 5.3 of the Trust's Declaration of Trust provides that the trustees, officers, employees or agents of the Trust in incurring any debts, liabilities or obligations, or in taking or omitting any other actions for or in connection with the Trust, are, and each shall be deemed to be, acting as Trustee, officer, employee or agent of the Trust and not in his own individual capacity. Section 5.3.1 of Article V further provides that as long as they have acted under the belief that their actions are in the best interest of the Trust, the trustees and officers shall not be responsible for or liable in any event for neglect or wrongdoing by them or any officer, agent, employee, investment advisor or principal underwriter of the Trust or of any entity providing administrative services for the Trust, but nothing in the Declaration of Trust shall protect any trustee or officer against any liability to which he would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

         Section 5.4 requires the trustees to use every reasonable means to assure that all persons having dealings with the Trust are informed that the property of the shareholders and the trustees, officers, employees and agents of the Trust is not subject to claims against or obligations of the Trust to any extent whatsoever. Further, the trustees shall cause to be inserted in any written agreement, undertaking or obligation made or issued on behalf of the Trust (including certificates, if any, for Shares of the Trust) an appropriate reference to this Declaration, providing that neither the shareholders, the trustees, the officers, the employees nor any agent of the Trust shall be liable thereunder, and that the other parties to such instrument shall look solely to the Trust Property for the payment of any claim thereunder or for the performance thereof; but the omission of such provisions from any such instrument shall not render any shareholder, trustee, officer, employee or agent liable, nor shall the trustees, or any officer, agent or employee of the Trust be liable, to anyone for such omission. If, notwithstanding this provision, any shareholder, trustee, officer, employee or agent shall be held liable to any other person by reason of the omission of such provision from any such agreement, undertaking or obligation, the shareholder, trustee, officer, employee or agent shall be entitled to indemnity and reimbursement out of the Trust Property.

         Section 5.5.1 provides that subject to the other provisions of Article V, every person who is or has been a trustee, officer, employee or agent of the Trust and every person who serves at the trustees request as director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind in which he becomes involved as a party or otherwise or is threatened by virtue of his being or having been a trustee, officer, employee or agent of the Trust or of another corporation, partnership, joint venture, trust or other enterprise at the request of the Trust and against amounts paid or incurred by him in the compromise or settlement thereof.

         Section 5.5.3 provides that there shall be no indemnification to a trustee or officer: (i) against any liability to the Trust or the shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct"); and (ii) with respect to any matter as to which he shall, by the court or other body by or before which the proceeding was brought or engaged, have been finally adjudicated to be liable by reason of disabling conduct. However, in the absence of a final adjudication on the merits that a trustee or officer did not engage in disabling conduct, the indemnification provisions of
Article V shall be available to such trustee or officer if a reasonable determination is made, based upon a review of the facts, that such trustee or officer to be indemnified is not liable by reason of such conduct; such determination must be made by a vote of a majority of a quorum of the Trustees who are neither Interested Persons nor parties to the proceedings, or by independent legal counsel, in a written opinion.

       Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described above may be paid by the Trust prior to final disposition thereof upon receipt of a written undertaking by or on behalf of the trustee, officer, employee or agent to reimburse the Trust if it is ultimately determined that he is not entitled to indemnification. Such undertaking shall be secured by a surety bond or other suitable insurance or such security as the Trustees shall require unless a majority of a quorum of the Trustees who are neither Interested Persons nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based on readily available facts, that there is reason to believe that the indemnitee ultimately will be found to be entitled to indemnification.


ITEM 26.  Business and other Connections of the Investment Advisor
          --------------------------------------------------------

         The description of Shanklin Capital Management, Inc. under the caption of Management of the Fund - The Investment Advisor" in the Prospectus and under the caption "Management and Other Service Providers - The Investment Advisor" in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein. Information concerning the directors and officers of Shanklin Capital Management, Inc. as set forth in the Form ADV filed with the Securities and Exchange Commission, is incorporated by reference herein.


ITEM 27.  Principal Underwriter
          ---------------------

(a) Capital Investment Group, Inc., the Registrant's distributor, is also the underwriter and distributor for The Chesapeake Aggressive Growth Fund, The Chesapeake Growth Fund, The Chesapeake Core Growth Fund, WST Growth Fund, Capital Value Fund, EARNEST Partners Fixed Income Trust, The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund, The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, Blue Ridge Total Return Fund, Wisdom Fund, and de Leon Internet 100 Fund.

(b) Set forth below is certain information regarding the directors and officers of Capital Investment Group, Inc.

                             POSITION(S) AND                 POSITION(S) AND
NAME AND PRINCIPAL           OFFICE(S) WITH CAPITAL          OFFICE(S)
BUSINESS ADDRESS             INVESTMENT GROUP, INC.          WITH REGISTRANT
==================           ======================          ===============

Richard K. Bryant            President                       None
17 Glenwood Avenue
Raleigh, N.C. 27622


E.O. Edgerton, Jr.           Vice President                  None
17 Glenwood Avenue
Raleigh, N.C.  27622

Delia Zimmerman              Secretary                       None
17 Glenwood Avenue
Raleigh, N.C.  27622

Con T. McDonald              Assistant Vice-President        None
17 Glenwood Avenue
Raleigh, N.C.  27622

W. Harold Eddins, Jr.        Assistant Vice-President        None
17 Glenwood Avenue
Raleigh, N.C.  27622

Richard S. Battle            Assistant Vice-President        None
17 Glenwood Avenue
Raleigh, N.C.  27622

(c)      Not applicable.


ITEM 28.  Location of Accounts and Records
          --------------------------------

         All account books and records not normally held by First Union National Bank, the Custodian to the SCM Investment Trust, are held by the SCM Investment Trust, in the offices of The Nottingham Company, Inc., Fund Accountant and Administrator; NC Shareholder Services, LLC, Transfer Agent; or Shanklin Capital Management, Inc., Investment Advisor to the SCM Strategic Growth Fund.

         The address of The Nottingham Company, Inc. is 105 North Washington Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069. The address of NC Shareholder Services, LLC is 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. The address of Shanklin Capital Management, Inc. is 1420 Osborne Street, Suite B16, Humboldt, Tennessee 38343. The address of First Union National Bank is 123 S. Broad Street, Philadelphia, Pennsylvania 19109.


ITEM 29.  Management Services
          -------------------

             Not Applicable.


ITEM 30.  Undertakings
          ------------

             None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 2 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, and State of North Carolina on this 29th day of September, 2000.

SCM INVESTMENT TRUST


By:   /s/ C. Frank Watson, III
     _________________________________
      C. Frank Watson, III
      Secretary


Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 2 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

      Signature                          Title                      Date
      ---------                          -----                      ----

            *                     Trustee and Chairman        September 29, 2000
___________________________
Dan P. Shanklin


            *
___________________________       Trustee and President       September 29, 2000
Tim L. Shanklin


            *
___________________________       Trustee                     September 29, 2000
Michael A. Farris


            *
___________________________       Trustee                     September 29, 2000
David R. Reed


            *
___________________________       Trustee                     September 29, 2000
Mark A. Simmons


/s/ Julian G. Winters
___________________________       Treasurer                   September 29, 2000
Julian G. Winters



* By: /s/ C. Frank Watson, III
     ___________________________       Dated: September 29, 2000
      C. Frank Watson, III
      Attorney-in-Fact

                                INDEX TO EXHIBITS
                      (FOR POST-EFFECTIVE AMENDMENT NO. 2)
                      ------------------------------------


EXHIBIT NO.
UNDER PART C
OF FORM N-1A               NAME OF EXHIBIT
--------------        --------------------------

   (h)(4)      Amended and Restated Expense Limitation Agreement

   (i)(2)      Consent of Dechert, Counsel

    (j)        Consent of Deloitte & Touche LLP, Independent Public Accountants

   (p)(1)      Code of Ethics for SCM Investment Trust

   (p)(2)      Code of Ethics for Shanklin Capital Management, Inc.